                               TABLE OF CONTENTS

Letter to Contract Holders..................................   2
Wells Fargo Variable Trust Financial Statements.............   3
American Skandia Trust Financial Statements.................  91
Alger American Fund Financial Statements.................... 177
Montgomery Variable Series.................................. 191
Invesco Variable Fund....................................... 207

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity and Stagecoach Variable Annuity Flex. If it is used for any other purpose, it must be accompanied or preceded by a current prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Wells Fargo Variable Trust, the American Skandia Trust, the Alger American Growth Fund, the Montgomery Variable Series and the Invesco Variable Fund.

The financial statements for the sub-accounts that invest in Portfolios of American Skandia Trust reflect financial activity for the Stagecoach Variable Annuities and other products that use the same sub-accounts.

 VARIABLE ANNUITIES:
---------------------------------------------------------------------

 - are NOT insured by the FDIC or U.S. Government

 - are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

 - involve investment risk, including possible loss of principal  [NO FDIC LOGO]

STAGECOACH VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY PLUS
STAGECOACH EXTRA CREDIT VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY FLEX
ANNUAL REPORT

Dear Investor:

Congratulations on another prosperous year! Strong and sustained economic growth, rapid technological innovation and low inflation allowed the millennium to conclude with yet another encore market performance. Yet, 1999 was a particularly successful year for investors as a variety of market sectors posted solid gains. While the S&P 500 Index rose an impressive 21.04%, the tech-laden NASDAQ Composite Index and the small company benchmark Russell 2000 Index both outperformed the bell-weather indicator, increasing 85.5% and 21.26% respectively. However, exceptional market results were not limited to the U.S. The popular International benchmark, the MSCI EAFE Index, (which comprises markets in Europe, Asia and the Far East) gained 25.27%, spurred by recovery in a number of emerging economies and strong economic growth in developed markets.

Offering you the best possible investment performance is one of our most honored and treasured commitments. Our disciplined investment selection process provides our investors with the broadest and most diversified array of top-flight investment managers in the industry.

Clearly, our investment process delivers results. Even with the solid performance of existing advisors, our effort to bring you additional superior money managers continues vigorously. In 1999, the opportunities for investment through our partnership with Wells Fargo expanded to include 10 new variable portfolios, bringing the number of options to 27. We added new funds from Wells Fargo Variable Trust, American Century and MFS, as well as two new sector funds from INVESCO, the VIF Health Sciences and the Technology portfolios.

We are committed to driving performance to even higher levels and continuing our thriving relationship with you. We hope that you continue to make use of this successful partnership in your future financial planning offerings.

Sincerely,

/s/ Wade Dokken
Wade Dokken
Chief Operating Officer
American Skandia

                           WELLS FARGO VARIABLE TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

                             ASSET ALLOCATION FUND
                              CORPORATE BOND FUND
                               EQUITY INCOME FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                           LARGE COMPANY GROWTH FUND
                               MONEY MARKET FUND
                             SMALL CAP GROWTH FUND

                      VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Asset Allocation Fund (the "Fund") seeks long-term total return, consistent with reasonable risk. The Fund invests in common stocks, U.S. Treasury bonds and money market instruments.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
Team managed

INCEPTION DATE
4/15/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 9.33%(1) for the 12-month period ended December 31, 1999. The Fund's benchmark is allocated 60% S&P 500 Index(2), which returned 21.04% during the period, and 40% Lehman Brothers 20+ Bond Index(3), which returned (2.56)%. The Fund distributed $0.26 per share in dividend income and minimal capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     The Fund's portfolio comprises three classes of investments: stocks, bonds and cash. It normally allocates its assets 60% stocks, 40% bonds and 0% cash. In early 1999, the Fund had been significantly overweighted in stocks to take advantage of the rising stock market, but during the first half of the year it returned to its normal allocation. This shift enabled the Fund to capture significant gains and take advantage of the stronger performance of the 30-year bond relative to the S&P 500 Index in the final month of the third quarter. The Fund ended 1999 with its asset allocation model at 62% stocks, 38% bonds and 0% cash.

     The Federal Reserve Board (the "Fed") raised interest rates to 5.00% from 4.75% during the second quarter of 1999, citing improved global financial conditions, recovering foreign economies and continued robustness in the domestic economy. The S&P 500 Index enjoyed a healthy gain of 7.05% during the second quarter to end on a new high. June, in particular, was a strong month, returning 5.55% on the back of May's 2.36% loss. Underpinning the market's ascent was a consumer confidence level that had not been seen in decades, as the U.S. economy continued to grow.

     Bond markets, early in the year, experienced disappointing returns as interest rates remained at their highest levels in over a year and bond prices fell. Evidence of a troubled second quarter for bonds came in the form of a continued decline in 30-year U.S. Treasury bond prices, while yields were pushed up from 4.70% to 6.10% during the eight-month period ended June 30, 1999. Additionally, yield spreads of corporate bonds widened relative to comparable maturity U.S. Treasury bonds in June and, as a result, the higher returns of corporate bonds were negated by the lower performance of equivalent-duration U.S. Treasury securities.

     In the third and fourth quarters of 1999, the Fed raised interest rates again, demonstrating that it did not think U.S. inflation had been tamed. In a reprise of what became one of the recent years' rites of summer, the stock market sagged in the third quarter as investors grew cautious about the prospects of extending the nation's economic expansion into its tenth year. Technology stocks continued to outperform and were largely responsible for the positive performance of the S&P 500 Index during the fourth quarter. The bond market staged a rally late in the fourth quarter as nervous investors fled the lower-performing third quarter stock market.

                    VARIABLE TRUST ASSET ALLOCATION FUND(6)
[WFVT ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                            LEHMAN BROTHERS 20+ BOND
                                               WFVT ASSET ALLOCATION FUND             INDEX                   S&P 500 INDEX
                                               --------------------------   ------------------------          -------------
                                                        10000.00                    10000.00                    10000.00
                                                         9940.00                    10118.00                    10164.00
6-94                                                     9796.00                    10017.00                     9915.00
                                                        10107.00                    10246.00                    10241.00
                                                        10248.00                    10275.00                    10660.00
9-94                                                     9964.00                    10069.00                    10400.00
                                                        10055.00                     9804.00                    10633.00
                                                         9954.00                     9574.00                    10246.00
12-94                                                   10113.00                     9875.00                    10398.00
                                                        10384.00                    10261.00                    10668.00
                                                        10707.00                    10633.00                    11083.00
3-95                                                    10894.00                    10755.00                    11409.00
                                                        11137.00                    10752.00                    11745.00
                                                        11686.00                    11158.00                    12214.00
6-95                                                    11870.00                    10986.00                    12497.00
                                                        12031.00                    11043.00                    12911.00
                                                        12127.00                    11194.00                    12944.00
9-95                                                    12438.00                    11283.00                    13490.00
                                                        12514.00                    11523.00                    13442.00
                                                        12860.00                    11778.00                    14031.00
12-95                                                   13041.00                    11943.00                    14301.00
                                                        13284.00                    12004.00                    14788.00
                                                        13180.00                    11867.00                    14925.00
3-96                                                    13256.00                    11677.00                    15068.00
                                                        13233.00                    11630.00                    15290.00
                                                        13350.00                    11644.00                    15683.00
6-96                                                    13531.00                    11808.00                    15742.00
                                                        13223.00                    11924.00                    15047.00
                                                        13199.00                    11905.00                    15364.00
9-96                                                    13705.00                    12145.00                    16227.00
                                                        14185.00                    12291.00                    16675.00
                                                        14917.00                    12548.00                    17934.00
12-96                                                   14535.00                    12474.00                    17579.00
                                                        14815.00                    12462.00                    18678.00
                                                        14853.00                    12595.00                    18824.00
3-97                                                    14323.00                    12397.00                    18050.00
                                                        14904.00                    12535.00                    19126.00
                                                        15406.00                    12760.00                    20294.00
6-97                                                    15820.00                    12921.00                    21197.00
                                                        16903.00                    13355.00                    22883.00
                                                        16211.00                    13191.00                    21601.00
9-97                                                    16822.00                    13373.00                    22783.00
                                                        16849.00                    13471.00                    22022.00
                                                        17232.00                    13580.00                    23041.00
12-97                                                   17569.00                    13827.00                    23438.00
                                                        17833.00                    13982.00                    23696.00
                                                        18624.00                    13972.00                    25404.00
3-98                                                    19295.00                    13992.00                    26705.00
                                                        19458.00                    13920.00                    26977.00
                                                        19354.00                    14172.00                    26513.00
6-98                                                    20075.00                    14236.00                    27590.00
                                                        19881.00                    14266.00                    27297.00
                                                        17985.00                    14513.00                    23353.00
9-98                                                    18996.00                    14717.00                    24850.00
                                                        20090.00                    14670.00                    26867.00
                                                        21065.00                    14738.00                    28496.00
12-98                                                   22008.00                    14770.00                    30137.00
                                                        22760.00                    14928.00                    31406.00
                                                        21942.00                    14865.00                    30426.00
3-99                                                    22567.00                    14918.00                    31643.00
                                                        23208.00                    14958.00                    32867.00
                                                        22715.00                    14846.00                    32092.00
6-99                                                    23349.00                    14605.00                    33838.00
                                                        22838.00                    14623.00                    32781.00
                                                        22723.00                    14387.00                    32619.00
9-99                                                    22394.00                    14341.00                    31725.00
                                                        23190.00                    14044.00                    33733.00
                                                        23389.00                    14254.00                    34418.00
12-99                                                   24060.00                    14080.00                    36445.00

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
6-Month                 3.04%
1-Year                  9.33%
5-Year                 18.93%
Since Inception        16.61%

BENCHMARK          S&P 500 INDEX   LEHMAN BROTHERS 20+ BOND INDEX
---------          -------------   ------------------------------
6-Month                 7.69%                   (2.82)%
1-Year                 21.04%                  (10.06)%
5-Year                 28.56%                    9.30%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover Ratio                     30%
Number of Holdings                           528
Weighted Average Maturity of Bond Portfolio  22.2 Years
Estimated Duration of Bond Portfolio         10.5 Years
NAV                                          $14.42

TEN LARGEST HOLDINGS (AS OF DECEMBER 31, 1999)(4)

NAME                                              % OF FUND
----                                              ---------
US T-Bond 8.00% 11/15/21                            3.30%
Microsoft Corporation                               2.90%
US T-Bond 6.25% 8/15/23                             2.70%
US T-Bill 1/27/00                                   2.70%
US T-Bond 8.75% 8/15/20                             2.60%
General Electric Corporation                        2.50%
US T-Bond 7.13% 2/15/23                             2.00%
US T-Bond 8.50% 2/15/20                             1.80%
Cisco Systems, Incorporated                         1.70%
US T-Bond 6.88% 8/15/25                             1.70%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(5)

                                  [PIE CHART]

Bonds                    38.00%
Stocks                   62.00%


---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Bond Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

(4) The Ten Largest Holdings is calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Represents recommended asset mix. There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one sector. The composition of the Fund's portfolio is subject to change depending on current market activity.

(6) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers 20+ Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCKS--60.77%
                 AEROSPACE--0.01%
     1,312       B.F. Goodrich Company                                              $     36,080
                 AGRICULTURAL PRODUCTION--CROPS--0.02%
     3,921       Nabisco Group Holdings                                             $     41,661
                 AMUSEMENT & RECREATION SERVICES--0.02%
     1,525       Harrah's Entertainment Incorporated+                               $     40,317
                 APPAREL & ACCESSORY STORES--0.32%
    10,224       Gap Incorporated                                                   $    470,304
     1,941       Kohls Corporation+                                                      140,116
     2,553       Limited Incorporated                                                    110,577
     1,672       Nordstrom Incorporated                                                   43,786
                                                                                    ------------
                                                                                    $    764,783
                 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS--0.03%
       750       Liz Claiborne Incorporated                                         $     28,219
     1,421       V.F. Corporation                                                         42,630
                                                                                    ------------
                                                                                    $     70,849
                 AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS--0.03%
     1,773       AutoZone Incorporated+                                             $     57,290
       600       Pep Boys--Manny Moe & Jack                                                5,475
                                                                                    ------------
                                                                                    $     62,765
                 AUTOMOTIVE REPAIR, SERVICES & PARKING--0.01%
       719       Ryder Systems Incorporated                                         $     17,571
                 BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.07%
       689       Centex Corporation                                                 $     17,010
       578       Kaufman & Broad Home Corporation                                         13,980
     5,277       Masco Corporation                                                       133,904
       472       Pulte Corporation                                                        10,620
                                                                                    ------------
                                                                                    $    175,514
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--0.89%
    27,132       Home Depot Incorporated                                            $  1,860,238
     4,542       Lowe's Company Incorporated                                             271,385
                                                                                    ------------
                                                                                    $  2,131,623

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 BUSINESS SERVICES--4.34%
     4,171       3COM Corporation+                                                  $    196,037
     1,457       Adobe Systems Incorporated                                               97,983
    26,391       America Online Incorporated+                                          1,990,871
       724       Autodesk Incorporated                                                    24,435
     7,357       Automatic Data Processing                                               396,358
     2,850       BMC Software Incorporated+                                              227,822
     2,090       Cabletron Systems Incorporated+                                          54,340
     8,602       Cendant Corporation+                                                    228,491
     1,740       Ceridian Corporation                                                     37,519
       976       Citrix Systems                                                          120,048
     6,404       Computer Associates International Incorporated                          447,880
     1,909       Computer Sciences Corporation+                                          180,639
     1,547       Ecolab Incorporated                                                      60,526
     5,647       Electronic Data Systems Corporation                                     377,996
     1,720       Equifax Incorporated                                                     40,528
     5,059       First Data Corporation                                                  249,472
     3,741       IMS Health Incorporated                                                 101,708
     3,359       Interpublic Group Companies Incorporated                                193,772
     3,395       McKesson HBOC Incorporated                                               76,600
     4,018       Novell Incorporated+                                                    160,469
     2,121       Omnicom Group                                                           212,100
    16,952       Oracle Systems Corporation+                                           1,899,684
     3,228       Parametric Technology Corporation +                                      87,358
     2,930       Peoplesoft Incorporated+                                                 62,446
       302       Shared Medical System Corporation                                        15,383
    18,429       Sun Microsystems Incorporated+                                        1,427,096
     3,647       Unisys Corporation+                                                     116,476
     3,126       Yahoo Incorporated+                                                   1,352,581
                                                                                    ------------
                                                                                    $ 10,436,618

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 CHEMICALS & ALLIED PRODUCTS--6.16%
    18,094       Abbott Laboratories                                                $    657,038
     2,733       Air Products & Chemicals Incorporated                                    91,726
       675       Alberto Culver Company Class B                                           17,423
     1,226       Alza Corporation+                                                        42,450
    15,568       American Home Products Corporation                                      613,963
    12,156       Amgen Incorporated+                                                     730,120
     2,994       Avon Products Incorporated                                               98,802
    23,617       Bristol-Myers Squibb Company                                          1,515,916
     2,798       Clorox Company                                                          140,949
     6,943       Colgate-Palmolive Company                                               451,295
     2,621       Dow Chemical Company                                                    350,231
    12,413       DuPont (E.I.) de Nemours and Company                                    817,706
       936       Eastman Chemical Company                                                 44,636
       346       FMC Corporation+                                                         19,830
    12,828       Gillette Company                                                        528,353
       694       Great Lakes Chemical Corporation                                         26,502
     1,293       Hercules Incorporated                                                    36,042
     1,238       International Flavors & Fragrances Incorporated                          46,735
    13,016       Lilly (Eli) & Company                                                   865,564
       798       Mallinckrodt Incorporated                                                25,386
    27,820       Merck & Company Incorporated                                          1,865,679
     7,549       Monsanto Company                                                        268,933
    46,084       Pfizer Incorporated                                                   1,494,850
     6,040       Pharmacia and Upjohn Incorporated                                       271,800
     2,073       PPG Industries Incorporated                                             129,692
     1,903       Praxair Incorporated                                                     95,745
    15,641       Procter & Gamble Company                                              1,713,667
     2,580       Rohm & Haas Company                                                     104,974
    17,500       Schering-Plough Corporation                                             738,281
     2,017       Sherwin Williams Company                                                 42,357
     1,561       Union Carbide Corporation                                               104,197
       893       W.R. Grace & Company+                                                    12,390
    10,167       Warner Lambert Company                                                  833,059
     1,135       Watson Pharmaceuticals Incorporated+                                     40,647
                                                                                    ------------
                                                                                    $ 14,836,938
                 COMMERCIAL SERVICES--0.01%
     1,383       Quintiles Transnational Corporation+                               $     25,845

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMUNICATIONS--5.22%
     3,634       Alltel Corporation                                                 $    300,486
    38,012       American Telephone & Telegraph Corporation                            1,929,109
    18,481       Bell Atlantic Corporation                                             1,137,737
    22,433       BellSouth Corporation                                                 1,050,145
     1,662       Centurytel Incorporated                                                  78,737
     4,018       Clear Channel Communications Incorporated+                              358,607
     8,934       Comcast Corporation Class A                                             451,725
     9,080       Global Crossing Limited                                                 454,000
    11,590       GTE Corporation                                                         817,819
    33,428       MCI Worldcom Incorporated+                                            1,773,747
     7,224       Media One Group Incorporated+                                           554,894
     4,299       Nextel Communications Class A+                                          443,334
    40,593       SBC Communications Incorporated                                       1,978,889
    10,336       Sprint Corporation (FON Group)                                          695,742
     5,159       Sprint Corporation (PCS Group)+                                         528,798
                                                                                    ------------
                                                                                    $ 12,553,769
                 COMPUTERS--2.97%
    61,165       Microsoft Corporation+                                             $  7,141,014
                 CONSUMER PRODUCTS--0.03%
     2,000       Fortune Brands Incorporated                                        $     66,125

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 DOMESTIC DEPOSITORY INSTITUTIONS--4.06%
     4,673       AmSouth Bancorp                                                    $     90,247
    13,744       Banc One Corporation                                                    440,667
    20,346       Bank of America Corporation                                           1,021,115
     8,762       Bank of New York Incorporated                                           350,480
     3,807       BB&T Corporation                                                        104,217
     9,846       Chase Manhattan Corporation                                             764,911
    40,119       Citigroup Incorporated                                                2,229,112
     1,865       Comerica Incorporated                                                    87,072
     3,597       Fifth Third Bancorp                                                     263,930
    11,395       First Union Corporation                                                 373,898
    11,745       Firstar Corporation                                                     248,113
    10,864       Fleet Boston Financial Corporation                                      378,203
     1,965       Golden West Financial                                                    65,828
     2,730       Huntington Bancshares Incorporated                                       65,179
     2,082       JP Morgan & Company Incorporated                                        263,633
     5,367       KeyCorp                                                                 118,745
     6,132       Mellon Financial Corporation                                            208,871
     7,367       National City Corporation                                               174,506
     2,639       Northern Trust Corporation                                              139,867
     1,082       Old Kent Financial Corporation                                           38,276
     3,581       PNC Bank Corporation                                                    159,355
     2,675       Regions Financial Corporation                                            67,209
     1,234       Republic New York Corporation                                            88,848
     1,974       SouthTrust Corporation                                                   74,642
     1,921       State Street Corporation                                                140,353
     2,094       Summit Bancorp                                                           64,129
     3,833       SunTrust Banks Incorporated                                             263,758
     3,213       Synovus Financial Corporation                                            63,858
     8,724       U.S. Bancorp                                                            207,740
     1,720       Union Planters Corporation                                               67,833
     2,417       Wachovia Corporation                                                    164,356
     6,906       Washington Mutual Incorporated                                          179,556
    19,596       Wells Fargo & Company**                                                 792,413
                                                                                    ------------
                                                                                    $  9,760,920
                 EATING & DRINKING PLACES--0.32%
     1,557       Darden Restaurants Incorporated                                    $     28,221
    16,139       McDonald's Corporation                                                  650,603
     1,830       Tricon Global Restaurants Incorporated+                                  70,684
     1,455       Wendy's International Incorporated                                       30,009
                                                                                    ------------
                                                                                    $    779,517

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--1.41%
     2,445       AES Corporation+                                                   $    182,764
     2,275       Allied Waste Industries Incorporated+                                    20,048
     1,657       Ameren Corporation                                                       54,267
     2,291       American Electric Power Incorporated                                     73,598
     1,920       Carolina Power & Light Company                                           58,440
     2,562       Central & South West Corporation                                         51,240
     1,892       Cinergy Corporation                                                      45,645
     1,383       CMS Energy Corporation                                                   43,132
     2,559       Coastal Corporation                                                      90,685
       994       Columbia Energy Group                                                    62,871
     2,640       Consolidated Edison Incorporated                                         91,080
     1,137       Consolidated Natural Gas Company                                         73,834
     1,770       Constellation Energy Group                                               51,330
     1,732       Detroit Energy Company                                                   54,342
     2,288       Dominion Resources Incorporated                                          89,804
     4,353       Duke Energy Corporation                                                 218,194
       270       Eastern Enterprises                                                      15,508
     4,132       Edison International                                                    108,207
     2,719       El Paso Energy Corporation                                              105,531
     8,505       Enron Corporation                                                       377,409
     2,956       Entergy Corporation                                                      76,117
     2,826       First Energy Corporation                                                 64,115
     1,187       Florida Progress Corp                                                    50,225
     2,134       FPL Group Incorporated                                                   91,362
     1,518       GPU Incorporated                                                         45,445
     1,395       New Century Energies Incorporated                                        42,373
     2,220       Niagara Mohawk Holdings Incorporated                                     30,941
       524       NICOR Incorporated                                                       17,030
     1,834       Northern States Power Company                                            35,763
       368       Oneok Incorporated                                                        9,246
     2,225       PECO Energy Company                                                      77,319
       424       Peoples Energy Corporation                                               14,204
     4,593       PG&E Corporation                                                         94,157
     1,040       Pinnacle West Capital Corp                                               31,785
     1,878       PP&L Resources Incorporated                                              42,959
     2,616       Public Services Enterprise Group                                         91,070
     3,533       Reliant Energy Incorporated                                              80,817
     2,874       Sempra Energy                                                            49,936
     8,146       Southern Company                                                        191,431
     3,316       Texas Utilities Company                                                 117,925
     7,356       Waste Management Incorporated                                           126,431
     5,178       Williams Companies Incorporated                                         158,253
                                                                                    ------------
                                                                                    $  3,406,833

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--7.96%
     1,236       Adaptec Incorporated+                                              $     61,646
     1,766       Advanced Micro Devices+                                                  51,104
       937       Andrew Corporation+                                                      17,744
     1,139       Cooper Industries Incorporated                                           46,058
     5,177       Emerson Electric Company                                                297,030
    38,998       General Electric Company                                              6,034,941
     2,064       General Instrument Corporation+                                         175,440
    39,512       Intel Corporation                                                     3,252,332
     1,736       LSI Logic Corporation+                                                  117,180
    37,033       Lucent Technologies Incorporated                                      2,770,531
     1,051       Maytag Corporation                                                       50,448
     3,006       Micron Technology Incorporated+                                         233,717
     1,673       Molex Incorporated                                                       94,838
     7,220       Motorola Incorporated                                                 1,063,145
     1,983       National Semiconductor Corporation+                                      84,897
       465       National Service Industries Incorporated                                 13,718
     1,744       Network Appliance Incorporated+                                         144,861
    15,795       Nortel Networks Corporation                                           1,595,295
     7,724       Qualcomm Incorporated+                                                1,361,355
       910       Scientific-Atlanta Incorporated                                          50,619
     4,661       Tellabs Incorporated+                                                   299,178
     2,039       Teradyne Incorporated+                                                  134,574
     9,387       Texas Instruments Incorporated                                          909,366
       655       Thomas & Betts Corporation                                               20,878
     1,103       W W Grainger Incorporated                                                52,737
       902       Whirlpool Corporation                                                    58,686
     3,764       Xilinx Incorporated+                                                    171,144
                                                                                    ------------
                                                                                    $ 19,163,462
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.16%
     1,922       Dun & Bradstreet Corporation                                       $     56,699
     5,277       Halliburton Company                                                     212,399
     2,912       Paychex Incorporated                                                    116,480
                                                                                    ------------
                                                                                    $    385,578
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.08%
       368       Ball Corporation                                                   $     14,490
       803       Crane Company                                                            15,960
     1,470       Crown Cork & Seal Company                                                32,891
     1,301       Parker Hannifin Corporation                                              66,758
       798       Snap-On Incorporated                                                     21,197
     1,059       Stanley Works                                                            31,902
                                                                                    ------------
                                                                                    $    183,198

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 FOOD & KINDRED PRODUCTS--2.00%
       417       Adolph Coors Company Class B                                       $     21,893
     5,567       Anheuser-Busch Incorporated                                             394,561
     7,420       Archer-Daniels-Midland Company                                           90,431
     3,331       Bestfoods                                                               175,086
       765       Brown-Forman Corporation Class B                                         43,796
     5,173       Campbell Soup Company                                                   200,130
    29,384       Coca-Cola Company                                                     1,711,618
     5,087       Coca-Cola Enterprises Incorporated                                      102,376
     5,857       ConAgra Incorporated                                                    132,149
     3,663       General Mills Incorporated                                              130,952
     4,258       H J Heinz Company                                                       169,522
     1,667       Hershey Foods Corporation                                                79,183
     4,827       Kellogg Company                                                         148,732
    17,399       Pepsico Incorporated                                                    613,315
     1,588       Quaker Oats Company                                                     104,213
     3,885       Ralston-Purina Group                                                    108,294
    10,776       Sara Lee Corporation                                                    237,746
     5,140       Seagram Company Limited                                                 230,979
     1,378       Wm. Wrigley Jr Company                                                  114,288
                                                                                    ------------
                                                                                    $  4,809,264
                 FOOD STORES--0.17%
     5,039       Albertson's Incorporated                                           $    162,508
       464       Great Atlantic & Pacific Tea Company                                     12,934
     9,883       Kroger Company+                                                         186,542
     1,784       Winn-Dixie Stores Incorporated                                           42,705
                                                                                    ------------
                                                                                    $    404,689
                 GENERAL MERCHANDISE STORES--1.98%
     1,368       Consolidated Stores Corporation+                                   $     22,230
     5,269       Dayton-Hudson Corporation                                               386,942
     1,260       Dillards Incorporated Class A                                            25,436
     2,664       Dollar General Corporation                                               60,606
     2,487       Federated Department Stores Incorporated+                               125,749
       798       Harcourt General Incorporated                                            32,120
     3,161       J C Penney Company Incorporated                                          63,022
     5,854       K-Mart Corporation+                                                      58,906
     3,967       May Department Stores Company+                                          127,936
     4,534       Sears Roebuck & Company                                                 138,004
     3,809       TJX Companies Incorporated                                               77,846
    52,905       Wal-Mart Stores Incorporated                                          3,657,058
                                                                                    ------------
                                                                                    $  4,775,855
                 HEALTH SERVICES--0.14%
     6,730       Columbia HCA Healthcare Corporation                                $    197,273
     4,988       Healthsouth Corporation+                                                 26,811
     1,253       Manor Care Incorporated                                                  20,048
     3,743       Tenet Healthcare Corporation+                                            87,961
                                                                                    ------------
                                                                                    $    332,093

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION-CONTRACTORS--0.02%
       910       Fluor Corporation                                                  $     41,746
       452       Foster Wheeler Corporation                                                4,012
                                                                                    ------------
                                                                                    $     45,758
                 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.12%
     2,431       Best Buy Company Incorporated+                                     $    122,006
     2,371       Circuit City Stores Incorporated                                        106,843
     2,373       Leggett & Platt Incorporated                                             50,871
                                                                                    ------------
                                                                                    $    279,720
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.07%
     3,055       Hilton Hotels Corporation                                          $     29,404
     2,963       Marriott International                                                   93,520
     2,363       Mirage Resorts Incorporated+                                             36,183
                                                                                    ------------
                                                                                    $    159,107
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--5.86%
     1,917       Apple Computer Incorporated+                                       $    197,092
     4,468       Applied Materials Incorporated+                                         566,040
     3,899       Baker Hughes Incorporated                                                82,123
     1,040       Black & Decker Corporation                                               54,340
       283       Briggs & Stratton Corporation                                            15,176
     1,143       Brunswick Corporation                                                    25,432
     4,240       Caterpillar Incorporated                                                199,545
    38,703       Cisco Systems Incorporated+                                           4,146,059
    20,222       Compaq Computer Corporation                                             547,258
     4,254       Compuware Corporation+                                                  158,462
       443       Cummins Engine Company Incorporated                                      21,402
     2,772       Deere & Company                                                         120,236
    30,240       Dell Computer Corporation+                                            1,542,240
     2,470       Dover Corporation                                                       112,076
    12,069       EMC Corporation+                                                      1,318,538
     3,736       Gateway Incorporated                                                    269,226
    12,051       Hewlett Packard Company                                               1,373,061
     1,967       Ingersoll-Rand Company                                                  108,308
    21,443       International Business Machines Corporation                           2,315,844
     1,530       Lexmark International Group Incorporated Class A+                       138,465
       700       McDermott International Incorporated                                      6,344
       410       Milacron Incorporated                                                     6,304
     1,489       Pall Corporation                                                         32,107
     3,191       Pitney Bowes Incorporated                                               154,165
     2,458       Seagate Technology Incorporated+                                        114,451
     2,258       Silicon Graphics Incorporated+                                           22,157
     3,407       Solectron Corporation+                                                  324,091
     2,304       Tandy Corporation                                                       113,328
       718       Timken Company                                                           14,674
                                                                                    ------------
                                                                                    $ 14,098,544

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 INSURANCE AGENTS, BROKERS & SERVICE--0.24%
     3,077       AON Corporation                                                    $    123,080
     2,082       Humana Incorporated+                                                     17,046
     3,149       Marsh & McLennan Companies Incorporated                                 301,320
     1,307       MGIC Investment Corporation                                              78,665
     1,451       T. Rowe Price & Associates                                               53,596
                                                                                    ------------
                                                                                    $    573,707
                 INSURANCE CARRIERS--1.72%
     1,791       Aetna Incorporated                                                 $     99,960
     3,179       AFLAC Incorporated                                                      150,009
     9,520       Allstate Corporation                                                    228,480
     2,965       American General Corporation                                            224,969
    18,426       American International Group Incorporated                             1,992,311
     2,100       Chubb Corporation                                                       118,256
     2,215       CIGNA Corporation                                                       178,446
     1,983       Cincinnati Financial Corporation                                         61,845
     2,699       Hartford Financial Services Group                                       127,865
     1,261       Jefferson Pilot Corporation                                              86,063
     2,377       Lincoln National Corporation                                             95,080
     1,278       Loews Corporation                                                        77,559
     1,196       MBIA Incorporated                                                        63,164
       872       Progressive Corporation                                                  63,765
     1,681       Providian Financial Corporation                                         153,076
     1,591       Safeco Corporation                                                       39,576
     2,702       St. Paul Companies Incorporated                                          91,024
     1,582       Torchmark Corporation                                                    45,977
     2,065       United Healthcare Corporation                                           109,703
     2,861       UnumProvident Corporation                                                91,731
       787       Wellpoint Health Networks                                                51,893
                                                                                    ------------
                                                                                    $  4,150,752
                 LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE--0.01%
     1,261       Louisiana-Pacific Corporation                                      $     17,969

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.31%
     1,569       Allergan Incorporated                                              $     78,058
     2,058       Analog Devices Incorporated+                                            191,394
       679       Bausch & Lomb Incorporated                                               46,469
     3,459       Baxter International Incorporated                                       217,268
     3,003       Becton Dickinson & Company                                               80,330
     1,338       Biomet Incorporated+                                                     53,520
     4,930       Boston Scientific Corporation+                                          107,844
       567       C R Bard Incorporated                                                    30,051
     1,686       Danaher Corporation                                                      81,350
     3,776       Eastman Kodak Company                                                   250,160
       852       Eaton Corporation                                                        61,877
     3,605       Guidant Corporation+                                                    169,435
     9,404       Honeywell International Incorporated                                    542,493
     1,006       Johnson Controls Incorporated                                            57,216
     1,053       KLA-Tencor Corporation+                                                 117,278
    13,977       Medtronic Incorporated                                                  509,287
       540       Millipore Corporation                                                    20,858
     1,215       PE Biosystems Group                                                     146,180
       505       Perkinelmer Incorporated                                                 21,052
       492       Polaroid Corporation                                                      9,256
     4,033       Raytheon Company Class B                                                107,127
     1,024       St. Jude Medical Incorporated+                                           31,424
       565       Tektronix Incorporated                                                   21,964
     1,905       Thermo Electron Corporation+                                             28,575
     7,913       Xerox Corporation                                                       179,526
                                                                                    ------------
                                                                                    $  3,159,992
                 MEDIA--0.24%
     9,084       CBS Corporation+                                                   $    580,808
                 METAL MINING--0.12%
     4,657       Barrick Gold Corporation                                           $     82,371
     1,971       Freeport McMoran Copper & Gold Incorporated Class B                      41,637
     3,064       Homestake Mining Company                                                 23,938
     1,996       Newmont Mining Corporation                                               48,902
       923       Phelps Dodge Corporation                                                 61,956
     3,878       Placer Dome Incorporated                                                 41,689
                                                                                    ------------
                                                                                    $    300,493
                 MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS--0.02%
     1,186       Vulcan Materials Company                                           $     47,366
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.37%
     2,326       Hasbro Incorporated                                                $     44,339
       415       Jostens Incorporated                                                     10,090
     5,067       Mattel Incorporated                                                      66,504
        51       Nacco Industries Incorporated Class A                                     2,834
    19,941       Tyco International Limited                                              775,206
                                                                                    ------------
                                                                                    $    898,973

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 MISCELLANEOUS RETAIL--0.62%
     1,677       Bed Bath & Beyond Incorporated+                                    $     58,276
     2,629       Costco Wholesale Corporation                                            239,896
     4,670       CVS Corporation                                                         186,508
     6,345       Kimberly-Clark Corporation                                              414,011
       423       Longs Drug Stores Corporation                                            10,919
     4,271       Office Depot Incorporated+                                               46,714
     3,052       Rite Aid Corporation                                                     34,144
     5,577       Staples Incorporated+                                                   115,723
     2,925       Toys "R" Us Incorporated+                                                41,864
    11,960       Walgreen's Company                                                      349,830
                                                                                    ------------
                                                                                    $  1,497,885
                 MOTION PICTURES--0.80%
    15,332       Time Warner Incorporated                                           $  1,110,612
     2,587       Unicom Corporation                                                       86,665
    24,579       Walt Disney Company                                                     718,936
                                                                                    ------------
                                                                                    $  1,916,213
                 MOTOR FREIGHT TRANSPORTATION & WAREHOUSING--0.06%
     3,544       FDX Corporation+                                                   $    145,083
                 NONDEPOSITORY CREDIT INSTITUTIONS--1.27%
     5,341       American Express Corporation                                       $    887,941
     8,680       Associates First Capital Corporation                                    238,158
     2,369       Capital One Financial Corporation                                       114,156
     3,919       Conseco Incorporated                                                     70,052
     1,352       Countrywide Credit Industries Incorporated                               34,138
     8,289       Federal Home Loan Mortgage Corporation                                  390,101
    12,195       Federal National Mortgage Association                                   761,425
     5,682       Household International Incorporated                                    211,655
     9,567       MBNA Corporation                                                        260,700
     1,901       SLM Holding Corporation                                                  80,317
                                                                                    ------------
                                                                                    $  3,048,643
                 OIL & GAS EXTRACTION--0.48%
     1,508       Anadarko Petroleum Corporation                                     $     51,461
     1,345       Apache Corporation                                                       49,681
     3,843       Atlantic Richfield Corporation                                          332,420
     2,591       Burlington Resources Incorporated                                        85,665
       314       Helmerich & Payne Incorporated                                            6,849
     1,027       Kerr McGee Corporation                                                   63,674
     4,173       Occidental Petroleum Corporation                                         90,241
       990       Rowan Companies Incorporated+                                            21,470
     6,525       Schlumberger Limited                                                    367,031
     1,263       Transocean Sedco Forex Incorporated                                      42,555
     2,992       Union Pacific Resources Group Incorporated                               38,148
                                                                                    ------------
                                                                                    $  1,149,195

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 PAPER & ALLIED PRODUCTS--0.67%
     1,320       Avery Dennison Corporation                                         $     96,195
       612       Bemis Company Incorporated                                               21,344
       689       Boise Cascade Corporation                                                27,905
     1,138       Champion International Corporation                                       70,485
     2,633       Fort James Corporation                                                   72,078
     2,040       Georgia-Pacific Corporation                                             103,530
     1,838       IKON Office Solutions                                                    12,521
     4,933       International Paper Company                                             278,405
     1,211       Mead Corporation                                                         52,603
     4,802       Minnesota Mining & Manufacturing Company                                469,996
     2,089       Pactiv Corporation                                                       22,195
       994       Sealed Air Corporation+                                                  51,502
       675       Temple-Inland Incorporated                                               44,508
     1,187       Westvaco Corporation                                                     38,726
     2,793       Weyerhaeuser Company                                                    200,572
     1,326       Willamette Industries Incorporated                                       61,576
                                                                                    ------------
                                                                                    $  1,624,141
                 PERSONAL SERVICES--0.03%
     1,176       H&R Block Incorporated                                             $     51,450
     3,323       Service Corporation International                                        23,053
                                                                                    ------------
                                                                                    $     74,503
                 PETROLEUM REFINING & RELATED INDUSTRIES--2.73%
     1,057       Amerada Hess Corporation                                           $     59,985
       851       Ashland Incorporated                                                     28,030
     7,813       Chevron Corporation                                                     676,801
     7,482       Conoco Incorporated Class B                                             186,115
    41,063       Exxon Mobil Corporation                                               3,308,138
     3,022       Phillips Petroleum Company                                              142,034
    25,522       Royal Dutch Petroleum Company ADR                                     1,542,470
     1,062       Sunoco Incorporated                                                      24,957
     6,589       Texaco Incorporated                                                     357,865
     1,826       Tosco Corporation                                                        49,644
     2,912       Unocal Corporation                                                       97,734
     3,693       USX-Marathon Group                                                       91,171
                                                                                    ------------
                                                                                    $  6,564,944

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 PRIMARY METAL INDUSTRIES--0.32%
     2,718       Alcan Aluminum Limited                                             $    111,948
     4,369       Alcoa Incorporated                                                      362,627
     1,155       Allegheny Technologies Incorporated                                      25,915
     1,698       Bethlehem Steel Corporation+                                             14,220
     1,481       Engelhard Corporation                                                    27,954
     2,290       Inco Limited                                                             53,815
     1,044       Nucor Corporation                                                        57,224
       753       Reynolds Metals Company                                                  57,699
     1,068       USX-US Steel Group                                                       35,244
     1,077       Worthington Industries Incorporated                                      17,838
                                                                                    ------------
                                                                                    $    764,484
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.60%
       850       American Greetings Corporation Class A                             $     20,080
       893       Deluxe Corporation                                                       24,502
     1,083       Dow Jones & Company Incorporated                                         73,644
     3,331       Gannett Company Incorporated                                            271,685
       970       Knight-Ridder Incorporated                                               57,715
     2,330       McGraw-Hill Incorporated                                                143,585
       551       Meredith Corporation                                                     22,970
     2,074       New York Times Company Class A+                                         101,885
     1,506       RR Donnelley & Sons Company                                              37,368
       695       Times Mirror Company Class A+                                            46,565
     2,817       Tribune Company                                                         155,111
     8,286       Viacom Incorporated Class B+                                            500,785
                                                                                    ------------
                                                                                    $  1,455,895
                 RAILROAD TRANSPORTATION--0.22%
     5,548       Burlington Northern Santa Fe                                       $    134,539
     2,605       CSX Corporation                                                          81,732
     1,293       Kansas City Southern Industries Incorporated                             96,490
     4,514       Norfolk Southern Corporation                                             92,537
     2,963       Union Pacific Corporation                                               129,260
                                                                                    ------------
                                                                                    $    534,558
                 RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.25%
       455       Armstrong World Industries Incorporated                            $     15,185
       871       Cooper Tire & Rubber Company                                             13,555
     1,858       Goodyear Tire & Rubber Company                                           52,372
     3,575       Illinois Tool Works Incorporated                                        241,536
     3,360       Newell Rubbermaid Incorporated                                           97,440
     3,358       Nike Incorporated Class B                                               166,431
       639       Reebok International Limited+                                             5,232
       715       Tupperware Corporation                                                   12,110
                                                                                    ------------
                                                                                    $    603,861

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--0.84%
     1,427       Bear Stearns & Company Incorporated                                $     61,004
     9,744       Charles Schwab Corporation                                              373,925
     2,986       Franklin Resources Incorporated                                          95,739
     1,425       Lehman Brothers Holdings                                                120,680
     4,407       Merrill Lynch & Company Incorporated                                    367,985
     6,648       Morgan Stanley Dean Witter & Company                                    949,002
     1,723       Painewebber Group Incorporated                                           66,874
                                                                                    ------------
                                                                                    $  2,035,209
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.18%
     2,896       Corning Incorporated                                               $    373,403
       621       Owens Corning Fiberglass Corporation                                     11,993
     1,858       Owens-Illinois Incorporated+                                             46,566
                                                                                    ------------
                                                                                    $    431,962
                 TELECOMMUNICATIONS--0.28%
     1,774       ADC Telecommunication+                                             $    128,725
       833       Comverse Technology Incorporated+                                       120,577
     6,008       U.S. West Incorporated                                                  432,576
                                                                                    ------------
                                                                                    $    681,878
                 TEXTILE MILL PRODUCTS--0.01%
       388       Russell Corporation                                                $      6,499
       204       Springs Industries Incorporated Class A                                   8,147
                                                                                    ------------
                                                                                    $     14,646
                 TOBACCO PRODUCTS--0.29%
    28,255       Philip Morris Companies Incorporated                               $    655,163
     2,083       UST Incorporated                                                         52,465
                                                                                    ------------
                                                                                    $    707,628
                 TRANSPORTATION BY AIR--0.14%
     1,795       AMR Corporation+                                                   $    120,265
     1,649       Delta Air Lines Incorporated                                             82,140
     6,066       Southwest Airlines Company                                               98,193
       870       US Air Group Incorporated+                                               27,894
                                                                                    ------------
                                                                                    $    328,492

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 TRANSPORTATION EQUIPMENT--1.27%
    11,191       Boeing Company                                                     $    465,125
     1,998       Dana Corporation                                                         59,815
     6,739       Delphi Automotive Systems Corporation+                                  106,139
       405       Fleetwood Enterprises Incorporated                                        8,353
    14,399       Ford Motor Company                                                      769,447
     2,379       General Dynamics Corporation                                            125,492
     7,653       General Motors Corporation                                              556,277
     1,054       ITT Industries Incorporated                                              35,243
     4,729       Lockheed Martin Corporation                                             103,447
       793       Navistar International+                                                  37,568
       824       Northrop Grumman Corporation+                                            44,548
       959       PACCAR Incorporated                                                      42,495
     2,282       Rockwell International Corporation                                      109,250
     1,796       Textron Incorporated                                                    137,730
     1,432       TRW Incorporated                                                         74,375
     5,745       United Technologies Corporation                                         373,425
                                                                                    ------------
                                                                                    $  3,048,729
                 WATER TRANSPORTATION--0.14%
     7,305       Carnival Corporation Class A                                       $    349,270
                 WHOLESALE TRADE-DURABLE GOODS--0.66%
     2,158       Genuine Parts Company                                              $     53,545
    16,371       Johnson & Johnson                                                     1,524,549
       356       Potlatch Corporation                                                     15,887
                                                                                    ------------
                                                                                    $  1,593,981
                 WHOLESALE TRADE-NONDURABLE GOODS--0.40%
     3,244       Cardinal Health Incorporated                                       $    155,307
     6,107       Safeway Incorporated+                                                   217,180
     1,223       Sigma Aldrich Corporation                                                36,765
     1,659       Supervalu Incorporated                                                   33,180
     3,941       Sysco Corporation                                                       155,915
     6,816       Unilever NV                                                             371,045
                                                                                    ------------
                                                                                    $    969,392
                 TOTAL COMMON STOCKS
                 (Cost $116,968,728)                                                $146,256,662

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 1999

                                                                              INTEREST       MATURITY
PRINCIPAL                           SECURITY DESCRIPTION                        RATE           DATE             VALUE
                 U.S. TREASURY SECURITIES--35.64%
                 U.S. TREASURY BONDS--35.64%
$3,750,000       U.S. Treasury Bonds                                            5.25%        11/15/28       $   3,089,063
 2,250,000       U.S. Treasury Bonds                                            5.25         02/15/29           1,860,458
 2,050,000       U.S. Treasury Bonds                                            5.50         08/15/28           1,748,260
 4,200,000       U.S. Treasury Bonds                                            6.00         02/15/26           3,842,328
 3,750,000       U.S. Treasury Bonds                                            6.13         11/15/27           3,489,825
 2,350,000       U.S. Treasury Bonds                                            6.13         08/15/29           2,240,208
 6,950,000       U.S. Treasury Bonds                                            6.25         08/15/23           6,552,530
 3,700,000       U.S. Treasury Bonds                                            6.38         08/15/27           3,553,739
 2,600,000       U.S. Treasury Bonds                                            6.50         11/15/26           2,535,000
 2,150,000       U.S. Treasury Bonds                                            6.63         02/15/27           2,130,844
 3,050,000       U.S. Treasury Bonds                                            6.75         08/15/26           3,064,305
 4,150,000       U.S. Treasury Bonds                                            6.88         08/15/25           4,227,149
 4,600,000       U.S. Treasury Bonds                                            7.13         02/15/23           4,789,014
 2,150,000       U.S. Treasury Bonds                                            7.25         08/15/22           2,266,573
 3,200,000       U.S. Treasury Bonds                                            7.50         11/15/24           3,493,504
 2,250,000       U.S. Treasury Bonds                                            7.63         11/15/22           2,468,678
 3,650,000       U.S. Treasury Bonds                                            7.63         02/15/25           4,045,222
 2,350,000       U.S. Treasury Bonds                                            7.88         02/15/21           2,626,854
 7,100,000       U.S. Treasury Bonds                                            8.00         11/15/21           8,057,364
 2,200,000       U.S. Treasury Bonds                                            8.13         05/15/21           2,521,750
 3,400,000       U.S. Treasury Bonds                                            8.13         08/15/21           3,899,358
 3,700,000       U.S. Treasury Bonds                                            8.50         02/15/20           4,372,919
 2,100,000       U.S. Treasury Bonds                                            8.75         05/15/20           2,541,650
 5,250,000       U.S. Treasury Bonds                                            8.75         08/15/20           6,360,690
                                                                                                            -------------
                 TOTAL U.S. TREASURY SECURITIES (COST $92,984,785)                                          $  85,777,285
                 SHORT-TERM INVESTMENTS--2.84%
                 U.S. TREASURY BILLS--2.84%
$  250,000       U.S. Treasury Bills@                                         5.12++         03/23/00       $     247,133
 6,618,000       U.S. Treasury Bills                                          5.36++         01/27/00           6,595,058
                                                                                                            -------------
                 TOTAL SHORT-TERM INSTRUMENTS (COST $6,842,959)                                             $   6,842,191
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $216,796,472)* (Notes 1 and 3)    99.25%                                              $238,876,138
                 Other Assets and Liabilities, Net        0.75                                                  1,794,852
                                                        ------                                               ------------
                 TOTAL NET ASSETS                       100.00%                                              $240,670,990
                                                        ======                                               ============

--------------------------------------------------------------------------------
** Security of an affiliate of the Fund with a cost of $725,572.
 + Non-income earning securities.
 ++ Yield to maturity.
 @ Securities pledged as collateral for Futures transactions.
 * Cost for federal income tax purposes is $217,891,405 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 38,352,059
                  Gross Unrealized Depreciation           (17,367,326)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 20,984,733
                                                         ============

The accompanying notes are an integral part of these financial statements.

                       VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Corporate Bond Fund (the "Fund") seeks a high level of current income, consistent with reasonable risk. The Fund invests primarily in corporate debt securities and U.S. Government obligations.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
N. Graham Allen, FCMA
John W. (Jack) Burgess
Jacqueline A. Flippin
Daniel J. Kokoszka, CFA
Scott Smith, CFA

INCEPTION DATE
9/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned (0.16%)(1) for the period from September 20, 1999 (commencement of operations) to December 31, 1999. The Fund distributed $0.16 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     The Fund had a negative return as long-term interest rates rose. The duration/average maturity was positioned approximately 10% longer than the benchmark as the benign inflation environment continued. The Fund's negative return was due to its long duration in a rising interest rate environment, and concerns over Y2K which drove high-yield and investment-grade corporate spreads wider. This rise in rates was driven by strong domestic economic growth with low inflation.

     In addition, corporate spreads widened on a record level of new-issue corporate bonds and fears over Y2K disruptions. Portfolio duration hindered performance, but holdings in energy bonds and real estate investment trusts
(REIT) debentures had a positive impact. The Fund added to its high-yield exposure as spreads widened in the fourth quarter, and the fundamental earnings outlook remained very positive for corporations. Consumer spending remained robust in the fourth quarter and will likely follow through into the first quarter of the new year.

STRATEGIC OUTLOOK

     While the Fund expects inflation to remain under control, the Federal Reserve Board may raise interest rates again during the spring and summer of 2000. In such an environment, the Fund's duration will be reduced to neutral and fundamentals for the corporate sector should remain intact. The Fund will maintain a full weighting in both high-yield and investment-grade corporate securities.

                     VARIABLE TRUST CORPORATE BOND FUND(7)

                   [Variable Trust Corporate Bond Fund GRAPH]

TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

1-month                              (0.46)%
3-month                              (0.21)%
Since Inception                      (0.16)%

    BENCHMARK      LEHMAN BROTHERS CORPORATE LONG BOND INDEX(2)
    ---------      --------------------------------------------
1-month                                (0.91)%
3-month                                (0.47)%
1-Year                                 (5.78)%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover                 59%
Number of Holdings                 79
Average Credit Quality(3)          Baa1
NAV                                $9.82
Distribution Rate(4)               6.53%
SEC Yield(5)                       6.71%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(6)

                                [PIE CHART]

Fixed-Rate Notes                   41.74%
Fixed-Rate Bonds                   32.42%
T-bonds                            16.07%
T-notes                             5.79%
Mortgage-Backed Securities          3.31%
Repurchase Agreements               0.38%
Muni Notes                          0.29%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Lehman Brothers Corporate Long Bond Index is a total return index of all publicly-issued, fixed-rate, non-convertible investment grade domestic corporate bonds and Yankee Bonds. All bonds have maturities of at least 10 years or more. The returns are weighted by market value including accrued interest. The bonds represented in this index are subject to investment risk, including loss of principal, if sold prior to maturity, and also to default. You cannot invest directly in an index.

(3) The average credit rating is compiled from the ratings of Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(4) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(5) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers Corporate Long Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 1999

                                                                              INTEREST       MATURITY
PRINCIPAL                           SECURITY DESCRIPTION                        RATE           DATE             VALUE
                 CORPORATE BONDS & NOTES--72.58%
                 AMUSEMENT & RECREATION SERVICES--0.36%
$  250,000       Hollywood Park Incorporated                                     9.25%       02/15/07       $     247,500
                 BUSINESS SERVICES--4.46%
 2,270,000       Cendant Corporation                                             7.75%       12/01/03       $   2,244,462
   500,000       First Data Corporation                                          6.38        12/15/07             468,125
   350,000       Oracle Corporation                                              6.72        02/15/04             340,375
                                                                                                            -------------
                                                                                                            $   3,052,962
                 CHEMICALS & ALLIED PRODUCTS--1.41%
   235,000       American Home Products Corporation                              7.25%       03/01/23       $     221,488
   250,000       Huntsman ICI Chemicals                                          9.56        07/01/09             263,731
   250,000       Lyondell Chemical Company                                       9.63        05/01/07             256,875
   250,000       Merck & Company Incorporated                                    6.40        03/01/28             220,000
                                                                                                            -------------
                                                                                                            $     962,094
                 COMMUNICATIONS--6.45%
   250,000       Adelphia Communications                                         9.38%       11/15/09       $     246,250
   250,000       Adelphia Communications                                         9.88        03/01/07             255,938
   250,000       Charter Comm Holdings Limited Liability Corporation             8.63        04/01/09             231,250
   450,000       Clear Channel Communications Incorporated                       7.25        10/15/27             386,438
   500,000       CSC Holdings Incorporated                                       9.25        11/01/05             515,000
   500,000       LCI International Incorporated (Qwest)                          7.25        06/15/07             480,625
   500,000       Sprint Capital Corporation                                      6.13        11/15/08             451,875
 2,000,000       Teleglobe Incorporated                                          7.20        07/20/09           1,842,500
                                                                                                            -------------
                                                                                                            $   4,409,876
                 DEPOSITORY INSTITUTIONS--10.46%
   500,000       Bank United                                                     8.00%       03/15/09       $     463,125
   500,000       FleetBoston Financial Corporation                               6.88        07/15/03             493,750
   500,000       Bankers Trust New York Company                                  7.38        05/01/08             489,375
 2,500,000       Chase Manhattan Corporation                                     7.00        11/15/09           2,409,375
 2,000,000       HSBC USA                                                        6.63        03/01/09           1,852,500
   500,000       PNC Bank Corporation                                            6.50        05/01/08             461,250
   500,000       Providian National Bank                                         6.65        02/01/04             475,000
   500,000       Society Corporation                                             8.13        06/15/02             510,625
                                                                                                            -------------
                                                                                                            $   7,155,000
                 ELECTRIC, GAS & SANITARY SERVICES--6.43%
   500,000       Coastal Corporation                                             6.95%       06/01/28       $     432,500
 2,000,000       PP&L Capital Funding                                            7.70        11/15/02           1,995,000
 2,000,000       NRG Energy Incorporated                                         8.00        11/01/03           1,967,500
                                                                                                            -------------
                                                                                                            $   4,395,000
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT--2.92%
 2,000,000       Lockheed Martin Corporation                                     8.50%       12/01/29       $   1,997,500
                 FINANCIAL SERVICES--2.88%
 2,000,000       Washington Mutual Incorporated                                  7.50%       08/15/06       $   1,972,500

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 1999

                                                                              INTEREST       MATURITY
PRINCIPAL                           SECURITY DESCRIPTION                        RATE           DATE             VALUE
                 FOOD & KINDRED PRODUCTS--1.19%
$  500,000       Anheuser Busch Companies                                        9.00%       12/01/09       $     555,000
   250,000       International Home Foods                                       10.38        11/01/06             258,125
                                                                                                            -------------
                                                                                                            $     813,125
                 GENERAL MERCHANDISE STORES--0.61%
   500,000       Saks Incorporated                                               7.38%       02/15/19       $     418,125
                 HOLDING & OTHER INVESTMENT OFFICES--7.90%
 2,000,000       EOP Operating Limited Partnership                               6.80%       01/15/09       $   1,792,500
 1,750,000       ERP Operating Limited Partnership                               7.95        04/15/02           1,754,375
 2,000,000       Spieker Properties Limited Partnership                          7.25        05/01/09           1,857,500
                                                                                                            -------------
                                                                                                            $   5,404,375
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--0.40%
   300,000       Dell Computer Corporation                                       7.10%       04/15/28       $     273,750
                 INDUSTRIAL SERVICES--0.25%
   200,000       Gruma SA de CV                                                  7.63%       10/15/07       $     174,000
                 INSURANCE CARRIERS--4.39%
   200,000       AMBAC Incorporated                                              9.38%       08/01/11       $     228,500
 2,500,000       Conseco Incorporated                                            9.00        10/15/06           2,565,625
   250,000       Willis Corroon Corporation                                      9.00        02/01/09             208,125
                                                                                                            -------------
                                                                                                            $   3,002,250
                 NONDEPOSITORY CREDIT INSTITUTIONS--8.74%
 2,000,000       Countrywide Home Loan                                           6.25%       04/15/09       $   1,792,500
   500,000       Ford Motor Credit Company                                       5.13        10/15/01             485,000
 3,000,000       Ford Motor Credit Company                                       7.38        10/28/09           2,970,000
   185,000       General Electric Capital Corporation                            7.88        12/01/06             191,013
   500,000       General Electric Capital Corporation                            8.63        06/15/08             538,750
                                                                                                            -------------
                                                                                                            $   5,977,263
                 OIL & GAS EXTRACTION--3.58%
 2,500,000       Petroleum Geo-Services                                          7.50%       03/31/07       $   2,446,875
                 PAPER & ALLIED PRODUCTS--1.11%
   500,000       Playtex Family Products Corporation                             9.00%       12/15/03       $     493,750
   250,000       Kappa Beheer BV                                                 9.73        07/15/09             264,358
                                                                                                            -------------
                                                                                                            $     758,108
                 PETROLEUM REFINING & RELATED INDUSTRIES--0.60%
   200,000       Atlantic Richfield Company                                      9.00%       04/01/21       $     224,750
   200,000       Tosco Corporation                                               7.80        01/01/27             186,750
                                                                                                            -------------
                                                                                                            $     411,500
                 PRINTING & PUBLICATIONS--0.36%
   250,000       Hollinger International Publishing                              9.25%       03/15/07       $     247,500
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.39%
   255,000       News America Holdings                                           8.88%       04/26/23       $     269,025

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 1999

                                                                              INTEREST       MATURITY
PRINCIPAL                           SECURITY DESCRIPTION                        RATE           DATE             VALUE
                 REAL ESTATE--0.73%
$  500,000       Rouse Company                                                   8.50%       01/15/03       $     500,625
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--5.60%
 2,000,000       Goldman Sachs Group Incorporated                                6.65%       05/15/09       $   1,860,000
 2,000,000       Lehman Brothers Holdings                                        7.00        05/15/03           1,970,000
                                                                                                            -------------
                                                                                                            $   3,830,000
                 TOBACCO PRODUCTS--0.66%
   500,000       Imperial Tobacco                                                7.13%       04/01/09       $     448,750
                 WHOLESALE TRADE-NONDURABLE GOODS--0.70%
   500,000       Staples Incorporated                                            7.13%       08/15/07       $     478,750
                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $50,404,419)                                                                         $  49,646,453
                 MUNICIPAL SECURITIES--0.29%
                 MUNICIPAL NOTES--0.29%
   200,000       Denver Colorado City and County School District #1
                 Educational Facilities Revenue Bonds Taxable Pension School
                 Facilities Lease AMBAC insured                                  6.49%       12/15/02       $     197,000
                 TOTAL MUNICIPAL SECURITIES
                 (Cost $199,783)                                                                            $     197,000
                 U.S. GOVERNMENT AGENCY SECURITIES--3.26%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--0.44%
   300,000       FHLMC                                                           7.10%       04/10/07       $     301,131
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.58%
   478,271       FNMA, #449466                                                   6.50%       11/01/28       $     450,617
   470,503       FNMA, #454390                                                   6.00        12/01/28             430,510
   963,964       FNMA, #455607                                                   6.00        12/01/28             882,027
                                                                                                            -------------
                                                                                                            $   1,763,154
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.24%
   164,942       GNMA, #445071                                                   7.50%       01/15/27       $     163,086
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                 (Cost $2,274,797)                                                                          $   2,227,371
                 U.S. TREASURY SECURITIES--21.43%
                 U.S. TREASURY BONDS--15.75%
   750,000       U.S. Treasury Bonds                                             5.25%       11/15/28       $     617,933
 7,000,000       U.S. Treasury Bonds                                             5.25        02/15/29           5,794,950
   300,000       U.S. Treasury Bonds                                             8.88        02/15/19             365,082
   300,000       U.S. Treasury Bonds                                             8.88        08/15/17             362,427
   700,000       U.S. Treasury Bonds                                            10.75        08/15/05             835,051
   200,000       U.S. Treasury Bonds                                            11.25        02/15/15             282,614
 1,300,000       U.S. Treasury Bonds                                             7.88        11/15/04           1,374,217
   500,000       U.S. Treasury Bonds                                             8.13        08/15/21             573,470
   500,000       U.S. Treasury Bonds                                             8.13        08/15/19             569,625
                                                                                                            -------------
                                                                                                            $  10,775,369

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 1999

                                                                              INTEREST       MATURITY
PRINCIPAL                           SECURITY DESCRIPTION                        RATE           DATE             VALUE
                 U.S. TREASURY NOTES--5.68%
$1,450,000       U.S. Treasury Notes                                             4.75%       11/15/08       $   1,279,103
   625,000       U.S. Treasury Notes                                             5.63        12/31/02             613,650
   500,000       U.S. Treasury Notes                                             6.13        08/15/07             487,635
   800,000       U.S. Treasury Notes                                             6.50        08/15/05             799,792
   700,000       U.S. Treasury Notes                                             6.63        05/15/07       $     702,513
                                                                                                            -------------
                                                                                                                3,882,693
                 TOTAL U.S. TREASURY SECURITIES
                 (Cost $15,029,051)                                                                         $  14,658,062
                 SHORT-TERM INSTRUMENTS--0.38%
                 REPURCHASE AGREEMENTS--0.38%
   202,000       Goldman Sachs Repurchase Agreement
                 -102% Collateralized by U.S. Government Securities              2.03%       01/03/00       $     202,000
    61,000       JP Morgan Securities Incorporated Repurchase Agreement
                 -102% Collateralized by U.S. Government Securities              2.48        01/03/00              61,000
                 TOTAL SHORT-TERM INSTRUMENTS
                 (Cost $263,000)                                                                            $     263,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $68,171,050)*                                            97.94%                      $  66,991,886
                 Other Assets and Liabilities, Net                               2.06                           1,431,132
                                                                               ------                       -------------
                 TOTAL NET ASSETS                                              100.00%                      $  68,423,018
                                                                               ======                       =============

--------------------------------------------------------------------------------
 + Yield to Maturity.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:


                  Gross Unrealized Appreciation          $     49,826
                  Gross Unrealized Depreciation            (1,228,990)
                                                         ------------
                  NET UNREALIZED DEPRECIATION            $ (1,179,164)
                                                         ============

The accompanying notes are an integral part of these financial statements.

                       VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Equity Income Fund (the "Fund") seeks long-term capital appreciation and above-average dividend income.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
David L. Roberts, CFA
Gary J. Dunn, CFA

INCEPTION DATE
5/6/96

PERFORMANCE HIGHLIGHTS

     The Fund returned 7.90%(1) for the 12-month period ended December 31, 1999, underperforming the S&P 500 Index(2), which returned 21.04% for the period, but outperforming the Russell 1000 Value Index(3), which returned 7.35%. The Fund underperformed the S&P 500 Index as it chose to underweight in the technology sector. Valuations for technology stocks were at historically high levels, especially for large cap technology stocks. Excluding the technology and telecommunications companies in the S&P 500 Index, the remaining 434 companies actually declined by 4.2% for 1999. The Fund distributed $0.17 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     The Fund benefited from its overweighted position in capital goods stocks, such as General Electric and Honeywell; energy stocks including Atlantic Richfield, Royal Dutch and Schlumberger; and financial holdings, including American Express and J.P. Morgan. In the financial sector, the Fund built a position in St. Paul Companies, the fourth largest property/casualty company in the country. St. Paul Companies, which trades at about book value, grew its dividend 7% annually over the past five years and sells at less than 12 times earnings. The Fund rebounded 65% from the depressed levels of 1998.

     U.S. Bancorp, which was down 35% in 1999, announced it would not meet fourth quarter earnings estimates. Tyco International was down based on questions concerning liberal accounting practices that may have resulted in higher earnings being reported than if more conservative accounting methods had been utilized. The stock price was even for the year after dropping 30% in value in the fourth quarter.

     The Fund added IBM and Disney during the fourth quarter. IBM's earnings were expected to grow about 18% and double-digit revenue and earnings per share growth were expected over the next three years. The Fund believes that Disney is a tremendous franchise and provides significant growth opportunities in its film and broadcasting divisions, theme parks and resorts.

     Over the past year, the Fund has seen very good value in the consumer goods sector and has been building its positions in Fortune Brands, Pepsico and May Department Stores. These all have had double digit annual earnings growth over the past five years that has not been recognized in their stock prices.

STRATEGIC OUTLOOK

     The Fund expects slower economic growth in the U.S. in 2000, but increased growth in Europe and Asia. As foreign economies improve, the Fund should benefit from its exposure to many U.S. companies that derive 35% to 50% of their revenue from non-U.S. sources. If, however, growth in technology continues to accelerate, Fund performance could lag as a result of its lower weighting in the technology sector.

                      VARIABLE TRUST EQUITY INCOME FUND(7)
[WFVTEIF ASSET ALLOCATION PERFORMANCE GRAPH]

                                                 WFVT EQUITY INCOME FUND    RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 -----------------------    ------------------------          -------------
                                                        10000.00                    10000.00                    10000.00
                                                        10000.00                    10125.00                    10257.00
6/96                                                    10110.00                    10133.00                    10296.00
                                                         9710.00                     9750.00                     9841.00
                                                         9830.00                    10029.00                    10049.00
9/96                                                    10250.00                    10427.00                    10613.00
                                                        10490.00                    10831.00                    10906.00
                                                        11170.00                    11616.00                    11730.00
12/96                                                   10995.00                    11467.00                    11497.00
                                                        11540.00                    12023.00                    12216.00
                                                        11691.00                    12200.00                    12311.00
3/97                                                    11348.00                    11761.00                    11805.00
                                                        11681.00                    12255.00                    12509.00
                                                        12215.00                    12940.00                    13273.00
6/97                                                    12719.00                    13495.00                    13864.00
                                                        13535.00                    14511.00                    14966.00
                                                        12910.00                    13995.00                    14128.00
9/97                                                    13525.00                    14840.00                    14901.00
                                                        13132.00                    14426.00                    14403.00
                                                        13716.00                    15063.00                    15070.00
12/97                                                   13953.00                    15503.00                    15329.00
                                                        13994.00                    15285.00                    15498.00
                                                        14902.00                    16313.00                    16615.00
3/98                                                    15647.00                    17312.00                    17466.00
                                                        15800.00                    17428.00                    17644.00
                                                        15585.00                    17170.00                    17340.00
6/98                                                    15830.00                    17389.00                    18044.00
                                                        15381.00                    17082.00                    17853.00
                                                        13545.00                    14540.00                    15273.00
9/98                                                    14290.00                    15375.00                    16252.00
                                                        15290.00                    16566.00                    17572.00
                                                        15993.00                    17338.00                    18637.00
12/98                                                   16523.00                    17929.00                    19710.00
                                                        16472.00                    18073.00                    20540.00
                                                        16482.00                    17818.00                    19899.00
3/99                                                    17091.00                    18187.00                    20695.00
                                                        17959.00                    19885.00                    21496.00
                                                        17917.00                    19667.00                    20989.00
6/99                                                    18630.00                    20237.00                    22131.00
                                                        18145.00                    19644.00                    21440.00
                                                        17856.00                    18915.00                    21334.00
9/99                                                    17195.00                    18255.00                    20749.00
                                                        17659.00                    19307.00                    22062.00
                                                        17814.00                    19156.00                    22510.00
12/99                                                   17829.00                    19248.00                    23836.00

AVERAGE ANNUAL TOTAL RETURN(%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
6-Month                (4.30)%
1-Year                  7.90%
Since Inception        17.14%

BENCHMARK          RUSSELL 1000 VALUE INDEX   S&P 500 INDEX
---------          ------------------------   -------------
6-Month                     (4.90)%                7.69%
1-Year                       7.35%                21.04%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover                                5%
Number of Holdings                                51
NAV                                               $17.09
SEC Yield(4)                                      0.89%

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 1999)(5)

NAME                                              % OF FUND
----                                              ---------
Hewlett-Packard Company                             5.54%
Lucent Technologies, Incorporated                   4.34%
AT&T Corporation                                    3.62%
PepsiCo                                             3.35%
Procter & Gamble Company                            3.30%
Exxon Mobil Corporation                             3.19%
General Electric Company                            3.16%
Tyco International Limited                          2.96%
Dayton Hudson Corporation                           2.84%
American Express                                    2.76%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(6)

                          [PIE CHART]

Cash                 2.16%
Stocks              97.84%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The formula used to calculate the SEC yield is described in detail in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(5) The Ten Largest Equity Holdings is calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The Ten Largest Equity Holdings is calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCK--97.33%
                 BUSINESS SERVICES--1.92%
     9,561       Gartner Group Incorporated--Class B+                               $    132,061
    85,470       IMS Health Incorporated                                               2,323,716
                                                                                    ------------
                                                                                    $  2,455,777
                 CHEMICALS & ALLIED PRODUCTS--13.22%
    59,730       American Home Products Corporation                                 $  2,355,602
    48,430       E.I. du Pont de Nemours & Company                                     3,190,326
    41,200       Merck & Company Incorporated                                          2,762,975
    83,180       Pfizer Incorporated                                                   2,698,151
    38,300       Procter & Gamble Company                                              4,196,245
    41,394       Rohm & Haas Company                                                   1,684,218
                                                                                    ------------
                                                                                    $ 16,887,517
                 COMMUNICATIONS--5.72%
    90,577       AT&T Corporation                                                   $  4,596,782
    38,520       GTE Corporation                                                       2,718,068
                                                                                    ------------
                                                                                    $  7,314,850
                 DEPOSITORY INSTITUTIONS--3.40%
    20,465       J.P. Morgan & Company Incorporated                                 $  2,591,381
    73,340       U.S. Bancorp                                                          1,746,408
                                                                                    ------------
                                                                                    $  4,337,789
                 EATING & DRINKING PLACES--1.81%
    57,410       McDonald's Corporation                                             $  2,314,341
                 ELECTRIC, GAS & SANITARY SERVICES--4.64%
    25,310       Consolidated Natural Gas Company                                   $  1,643,569
    25,670       Pacific Gas & Electric Company                                          526,236
    34,190       Public Service Enterprise Group Incorporated                          1,190,239
    57,603       Texas Utilities Company                                               2,048,507
    30,219       Waste Management Incorporated                                           519,388
                                                                                    ------------
                                                                                    $  5,927,939
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--9.69%
    49,590       Emerson Electric Company                                           $  2,845,226
    25,950       General Electric Company                                              4,015,763
    73,740       Lucent Technologies Incorporated                                      5,516,674
                                                                                    ------------
                                                                                    $ 12,377,663
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--1.83%
    79,350       Dun & Bradstreet Corporation                                       $  2,340,825

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--2.49%
    96,320       Fortune Brands Incorporated                                        $  3,184,580
                 FOOD & KINDRED PRODUCTS--4.86%
   120,780       PepsiCo Incorporated                                               $  4,257,495
    88,200       Sara Lee Corporation                                                  1,945,913
                                                                                    ------------
                                                                                    $  6,203,408
                 GENERAL MERCHANDISE STORES--6.48%
    49,110       Dayton Hudson Corporation                                          $  3,606,516
    53,545       J.C. Penney Company Incorporated                                      1,067,554
    78,367       May Department Stores Company                                         2,527,335
    35,530       Sears, Roebuck and Company                                            1,081,444
                                                                                    ------------
                                                                                    $  8,282,849
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--7.37%
    61,840       Hewlett-Packard Company                                            $  7,045,895
    22,000       IBM Corporation                                                       2,376,000
                                                                                    ------------
                                                                                    $  9,421,895
                 INSURANCE CARRIERS--6.86%
    33,604       Aegon NV, ADR                                                      $  3,209,182
    34,180       American General Corporation                                          2,593,408
    87,910       St. Paul Cos. Incorporated                                            2,961,468
                                                                                    ------------
                                                                                    $  8,764,058
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--4.40%
    28,825       Eastman Kodak Company                                              $  1,909,656
    54,543       Honeywell International Incorporated                                  3,146,448
    25,000       Xerox Corporation                                                       567,188
                                                                                    ------------
                                                                                    $  5,623,292
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--2.94%
    96,748       Tyco International Limited                                         $  3,761,077
                 MOTION PICTURES--0.80%
    35,000       Walt Disney Company                                                $  1,023,750
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.74%
    21,100       American Express Company                                           $  3,507,875
                 OIL & GAS EXTRACTION--1.49%
    30,410       Schlumberger Limited                                               $  1,710,563
     5,887       Transocean Sedco Forex Incorporated                                     198,330
                                                                                    ------------
                                                                                    $  1,908,893
                 PAPER & ALLIED PRODUCTS--2.17%
    28,292       Minnesota Mining and Manufacturing Company                         $  2,769,080

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                                                 VALUE
                 PETROLEUM REFINING & RELATED INDUSTRIES--7.61%
    27,810       Atlantic Richfield Company                                                            $  2,405,565
    23,225       Chevron Corporation                                                                      2,011,865
    50,357       Exxon Mobil Corporation                                                                  4,056,887
    20,800       Royal Dutch Petroleum Company New York Registered Shares                                 1,257,100
                                                                                                       ------------
                                                                                                       $  9,731,417
                 TOBACCO PRODUCTS--1.15%
    63,610       Philip Morris Cos. Incorporated                                                       $  1,474,957
                 TRANSPORTATION EQUIPMENT--1.82%
    35,750       United Technologies Corporation                                                       $  2,323,750
                 WHOLESALE TRADE--DURABLE GOODS--1.92%
    26,310       Johnson & Johnson                                                                     $  2,450,119
                 TOTAL COMMON STOCK
                 (Cost $106,514,010)                                                                   $124,387,701

                                                                        INTEREST       MATURITY
PRINCIPAL                                                                 RATE           DATE
                 REPURCHASE AGREEMENTS--2.15%
$2,748,720       Lehman Brothers Incorporated Repurchase Agreement
                 -102% Collateralized by U.S. Government Securities       4.55%        01/03/00       $   2,748,720
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,748,720)                                                                    $   2,748,720
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $109,262,730)*                    99.48%                                        $127,136,421
                 Other Assets and Liabilities, Net        0.52                                              657,058
                                                        ------                                        -------------
                 TOTAL NET ASSETS                       100.00%                                        $127,793,479
                                                        ======                                        =============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $109,262,792 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 26,397,465
                  Gross Unrealized Depreciation            (8,523,836)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 17,873,629
                                                         ============

The accompanying notes are an integral part of these financial statements.

                        VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Equity Value Fund (the "Fund") seeks long-term capital appreciation. The Fund invests in common stocks and foreign and domestic convertible debt securities.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
Allen Wisniewski, CFA
Gregg Giboney, CFA

INCEPTION DATE
5/1/98

PERFORMANCE HIGHLIGHTS

     The Fund returned (2.48)%(1) for the 12-month period ended December 31, 1999. The Fund underperformed the S&P 500 Index(2), which returned 21.04%, and the Russell 1000 Value Index(3), which returned 7.35%. The Fund underperformed due to overall weakness in the returns provided by traditional value strategies, market capitalization less than that of the benchmark in the first half of the year and an emphasis on deeply discounted stocks. Another way to view the Fund's performance is that it was contained within a rather narrow group of stocks that failed to meet the disciplined value parameters of the Fund. The Fund distributed $0.08 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     Economic factors changed significantly over the 12-month period. In the first quarter, investors were still cautious following the Asian economic crisis. This emphasis on safety allowed only large and liquid stocks to outperform. In the second quarter, Asian worries abated and the Fund benefited from broad market improvement and the effect of higher oil prices on energy stocks. The third quarter was the Fund's worst period as Y2K worries peaked and interest rates moved higher. During the fourth quarter, improving global and domestic economic conditions began to positively influence certain cyclical and industrial stocks.

     Stocks that provided the best performance during the year included Alcoa (basic goods), Exxon Mobil (energy), Honeywell (producer durables), Apple Computer, IBM and Motorola (technology), and Morgan Stanley Dean Witter and Citigroup (brokerage/financial).

STRATEGIC OUTLOOK

     The Fund expects continued improvement in global economic conditions, healthy domestic economic conditions and higher interest rates in the coming year. A higher interest rate scenario implies a higher level of economic growth, which would be helpful for basic goods and industrial companies. Technology may continue to present excellent growth opportunities, and the Fund is expected to participate to the extent that it can under its value discipline.

     Value versus growth was the subject of considerable debate at the end of the period. Growth stocks have dominated over the past few years due to factors such as technological innovation and other disinflationary factors. Growth stocks were trading at extremely high levels of valuation and inflation is currently creeping higher. Under these conditions, traditional value investment strategies may start to provide better relative and nominal returns.

                      VARIABLE TRUST EQUITY VALUE FUND(6)
[WFVT EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY VALUE FUND     RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 ----------------------     ------------------------          -------------
4/98                                                    10000.00                    10000.00                    17644.00
5/98                                                     9680.00                     9852.00                    17340.00
6/98                                                     9739.00                     9978.00                    18044.00
7/98                                                     9268.00                     9802.00                    17853.00
8/98                                                     8156.00                     8344.00                    15273.00
9/98                                                     8626.00                     8823.00                    16252.00
10/98                                                    9199.00                     9507.00                    17572.00
11/98                                                    9460.00                     9950.00                    18637.00
12/98                                                    9624.00                    10288.00                    19710.00
1/99                                                     9403.00                    10370.00                    20540.00
2/99                                                     9161.00                    10224.00                    19899.00
3/99                                                     9380.00                    10436.00                    20695.00
4/99                                                    10188.00                    11410.00                    21496.00
5/99                                                    10087.00                    11285.00                    20989.00
6/99                                                    10399.00                    11612.00                    22131.00
7/99                                                    10024.00                    11272.00                    21440.00
8/99                                                     9477.00                    10854.00                    21334.00
9/99                                                     8981.00                    10475.00                    20749.00
10/99                                                    9285.00                    11078.00                    22062.00
11/99                                                    9255.00                    10992.00                    22510.00
12/99                                                    9386.00                    11045.00                    23836.00

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
6-Month                (9.74)%
1-Year                 (2.48)%
Since Inception        (3.73)%

BENCHMARK           S&P 500 INDEX     RUSSELL 1000 VALUE INDEX
---------          ---------------   --------------------------
6-Month                  7.69%                  (4.90)%
1-Year                  21.04%                   7.35%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover  139%
Number of Holdings  88
NAV                 $9.23

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 1999)(4)

NAME                                              % OF FUND
----                                              ---------
Citigroup, Incorporated                             4.50%
Exxon Mobil Corporation                             4.30%
Morgan Stanley Dean Witter & Company                3.20%
SBC Communications                                  2.70%
American International Group, Incorporated          2.40%
Media One Group, Incorporated                       2.10%
GTE Corporation                                     1.90%
Philips Electronics NV ADR                          1.90%
Bellsouth Corporation                               1.80%
TRW Incorporated                                    1.80%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(5)

                                  [PIE CHART]

Cash                 6.00%
Stocks              94.00%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The Ten Largest Equity Holdings is calculated based on the securities market value divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCKS--94.93%
                 BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.48%
     5,000       Masco Corporation                                                  $   126,875
                 BUSINESS SERVICES--2.08%
     4,100       Computer Associates International Incorporated                     $   286,744
     8,350       Unisys Corporation+                                                    266,678
                                                                                    -----------
                                                                                    $   553,422
                 CHEMICALS & ALLIED PRODUCTS--4.46%
     3,150       Abbott Laboratories                                                $   114,384
     2,550       American Home Products Corporation                                     100,566
     1,550       Dow Chemical Company                                                   207,119
     5,000       DuPont (E.I.) de Nemours and Company                                   329,375
     6,600       Hercules Incorporated                                                  183,975
     6,950       Watson Pharmaceuticals Incorporated+                                   248,897
                                                                                    -----------
                                                                                    $ 1,184,316
                 COMMUNICATIONS--12.69%
     8,387       American Telephone & Telegraph Corporation                         $   425,640
     7,175       Bell Atlantic Corporation                                              441,711
    10,275       BellSouth Corporation                                                  480,998
     7,075       GTE Corporation                                                        499,230
     1,313       MCI Worldcom Incorporated+                                              69,645
     7,400       Media One Group Incorporated+                                          568,413
    15,012       SBC Communications Incorporated                                        731,835
     2,300       Sprint Corporation (FON Group)                                         154,819
                                                                                    -----------
                                                                                    $ 3,372,291
                 CONSUMER DURABLES--1.91%
     3,761       Philips Electronics NV ADR                                         $   507,735
                 DOMESTIC DEPOSITORY INSTITUTIONS--10.79%
     3,525       Bank of America Corporation                                        $   176,911
     5,200       Chase Manhattan Corporation                                            403,975
    21,988       Citigroup Incorporated                                               1,221,708
     1,550       Comerica Incorporated                                                   72,366
     3,300       First Security Corporation                                              84,253
    11,450       Mellon Financial Corporation                                           390,016
     1,200       SunTrust Banks Incorporated                                             82,575
     4,825       Union BanCal Corporation                                               190,286
     3,425       U.S. Bancorp                                                            81,558
     6,300       Washington Mutual Incorporated                                         163,800
                                                                                    -----------
                                                                                    $ 2,867,448

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--7.33%
     7,300       Coastal Corporation                                                $   258,694
     7,150       Columbia Energy Group                                                  452,238
     3,350       Enron Corporation                                                      148,656
     4,375       Montana Power Company                                                  157,773
    12,450       Potomac Electric Power Company                                         285,572
     6,900       Texas Utilities Company                                                245,381
    13,050       Williams Companies Incorporated                                        398,841
                                                                                    -----------
                                                                                    $ 1,947,155
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--3.33%
    10,600       American Power Conversion+                                         $   279,575
     4,175       Emerson Electric Company                                               239,541
     2,475       Motorola Incorporated                                                  364,444
                                                                                    -----------
                                                                                    $   883,560
                 FOOD & KINDRED PRODUCTS--1.61%
     3,500       Anheuser-Busch Incorporated                                        $   248,063
     6,450       Ralston-Purina Group                                                   179,794
                                                                                    -----------
                                                                                    $   427,857
                 FOOD STORES--0.42%
     5,391       Delhaize America Incorporated                                      $   112,537
                 GENERAL MERCHANDISE STORES--1.00%
     5,250       Federated Department Stores Incorporated+                          $   265,453
                 HOLDING & OTHER INVESTMENT OFFICES--1.11%
     6,925       Equity Residential Properties Trust                                $   295,611
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.57%
    12,200       Park Place Entertainment Corporation+                              $   152,500
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--3.78%
     2,250       Apple Computer Incorporated+                                       $   231,328
     1,700       Hewlett Packard Company                                                193,694
     2,250       International Business Machines Corporation                            243,000
     7,200       Seagate Technology Incorporated+                                       335,250
                                                                                    -----------
                                                                                    $ 1,003,272
                 INSURANCE AGENTS, BROKERS & SERVICE--1.67%
     4,625       Marsh & McLennan Companies Incorporated                            $   442,555
                 INSURANCE CARRIERS--5.45%
     2,850       American General Corporation                                       $   216,244
     6,062       American International Group Incorporated                              655,454
     3,400       Hartford Financial Services Group                                      161,075
     1,650       Hartford Life Class A+                                                  72,600
     5,350       MBIA Incorporated                                                      282,547
     2,100       Torchmark Corporation                                                   61,030
                                                                                    -----------
                                                                                    $ 1,448,950

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER
                 TRANSPORTATION--1.28%
    12,900       Canadian National Railway Company                                  $   339,431
                 MANUFACTURING PROCESSING--2.02%
     8,175       Bowater Incorporated                                               $   444,005
     1,300       Teva Pharmaceutical ADR                                                 93,194
                                                                                    -----------
                                                                                    $   537,199
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--2.84%
     4,225       Eaton Corporation                                                  $   306,840
     7,775       Honeywell International Incorporated                                   448,520
                                                                                    -----------
                                                                                    $   755,360
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.53%
     3,600       Tyco International Limited                                         $   139,950
                 MISCELLANEOUS RETAIL--2.61%
    10,575       Avalonbay Communities Incorporated                                 $   362,855
     5,050       Kimberly-Clark Corporation                                             329,513
                                                                                    -----------
                                                                                    $   692,368
                 MOTION PICTURES--0.37%
     3,400       Walt Disney Company                                                $    99,450
                 NONDEPOSITORY CREDIT INSTITUTIONS--5.09%
     7,150       Federal Home Loan Mortgage Corporation                             $   336,497
     5,550       Federal National Mortgage Association                                  346,528
     9,350       Household International Incorporated                                   348,288
     7,575       SLM Holding Corporation                                                320,044
                                                                                    -----------
                                                                                    $ 1,351,357
                 OIL & GAS EXTRACTION--1.25%
     3,350       Burlington Resources Incorporated                                  $   110,759
     6,550       Transocean Sedco Forex Incorporated                                    220,653
                                                                                    -----------
                                                                                    $   331,412
                 PAPER & ALLIED PRODUCTS--1.53%
     4,000       Mead Corporation                                                   $   173,750
     2,375       Minnesota Mining & Manufacturing Company                               232,453
                                                                                    -----------
                                                                                    $   406,203
                 PETROLEUM REFINING & RELATED INDUSTRIES--8.36%
     1,950       Chevron Corporation                                                $   168,919
    12,350       Conoco Incorporated Class B                                            307,205
    14,327       Exxon Mobil Corporation                                              1,154,219
     4,275       Phillips Petroleum Company                                             200,925
    15,800       USX-Marathon Group                                                     390,063
                                                                                    -----------
                                                                                    $ 2,221,331

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                                                        VALUE
                 PRIMARY METAL INDUSTRIES--1.47%
     4,700       Alcoa Incorporated                                                                           $   390,100
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--3.24%
     6,025       Morgan Stanley Dean Witter & Company                                                         $   860,069
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.51%
     5,350       Owens-Illinois Incorporated+                                                                 $   134,084
                 TOBACCO PRODUCTS--0.58%
     6,650       Philip Morris Companies Incorporated                                                         $   154,197
                 TRANSPORTATION EQUIPMENT--4.57%
     3,100       Ford Motor Company                                                                           $   165,655
     3,600       General Dynamics Corporation                                                                     189,900
     5,325       General Motors Corporation                                                                       387,060
     9,100       TRW Incorporated                                                                                 472,630
                                                                                                              -----------
                                                                                                              $ 1,215,245
                 TOTAL COMMON STOCKS
                 (Cost $24,207,611)                                                                           $25,219,293

                                                                               INTEREST       MATURITY
PRINCIPAL                                                                        RATE           DATE
                 SHORT-TERM INSTRUMENTS--6.48%
                 REPURCHASE AGREEMENTS--6.48%
$1,293,000       Goldman Sachs Pooled Repurchase Agreement--102%
                 Collateralized by U.S. Government Securities                    2.00%        01/03/00        $ 1,293,000
   430,000       JP Morgan Securities Incorporated Repurchase Agreement--102%
                 Collateralized by U.S. Government Securities                    2.45         01/03/00            430,000
                 TOTAL SHORT-TERM INSTRUMENTS
                 (Cost $1,723,000)                                                                            $ 1,723,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $25,930,611)* (Notes 1 and 3)     101.41%                                              $26,942,293
                 Other Assets and Liabilities, Net        (1.41)                                                 (375,240)
                                                         ------                                              ------------
                 TOTAL NET ASSETS                        100.00%                                              $26,567,053
                                                         ======                                              ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $26,229,871 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $  2,177,452
                  Gross Unrealized Depreciation            (1,465,030)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $    712,422
                                                         ============

The accompanying notes are an integral part of these financial statements.

                           VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in common stocks, preferred stocks and convertible debt securities.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGER
Kelli Hill

INCEPTION DATE
4/12/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 20.41%(1) for the 12-month period ended December 31, 1999. The Fund slightly underperformed its benchmark, the S&P 500 Index(2) which returned 21.04%. The Fund distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     The Fund finished 1999 slightly below the benchmark in what could have been considered an extremely volatile environment. While rotation from growth stocks to value stocks helped fuel much of this volatility, the technology sector was clearly a contributor to performance throughout much of the year. Earnings were strong for the first three quarters across the board, however the disparity across sector performance remained great over the course of the year. Even technology managed to stage a comeback at the end of the third quarter with a positive return. The financial sector had a mixed personality in 1999, with very strong performance in the first half and then giving most of the gain back in the third quarter with no recovery in the fourth quarter. In both sectors, stock selection was a key element to outperformance.

     The year began with the fear of rising interest rates, but by March that fear had subsided. As the second quarter unfolded, the world economy showed signs of recovery with money flowing from large, consistent growth stocks into cyclical and value stocks as the S&P 500 earnings growth began to accelerate. However, the third quarter was an example of a reversal of fortune for value stocks as the market narrowed and momentum prevailed.

     The biggest contributors to performance were in the technology sector. JDS Uniphase was up 287.83%, while Veritas Software was up 270.75%. The Fund added to these positions as well as to Nortel, Cisco Systems and Microsoft in an effort to overweight the technology sector in the fourth quarter.

STRATEGIC OUTLOOK

     The outlook for financial markets for the first half of 2000 could be more subdued than the last half of 1999, with the uncertainty of higher interest rates becoming a reality. The Fund believes visibility will be key to its strategy in 2000, and it anticipates that companies able to demonstrate solid, visible earnings growth going forward will command a premium in the overall market. The Fund will continue to look for earnings growth and relative price/earnings growth, which will be even more important this year.

                         VARIABLE TRUST GROWTH FUND(5)
[WFVT ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                         WFVTGROWTH                        S&P500 INDEX
                                                                         ----------                        ------------
                                                                           10000                              10000
                                                                           10110                              10164
6/94                                                                        9888                               9915
                                                                           10189                              10241
                                                                           10511                              10660
9/94                                                                       10422                              10400
                                                                           10502                              10633
                                                                           10260                              10246
12/94                                                                      10447                              10398
                                                                           10508                              10668
                                                                           10994                              11083
3/95                                                                       11237                              11409
                                                                           11390                              11745
                                                                           11930                              12214
6/95                                                                       12209                              12497
                                                                           12589                              12911
                                                                           12794                              12944
9/95                                                                       13223                              13490
                                                                           12801                              13442
                                                                           13325                              14031
12/95                                                                      13497                              14301
                                                                           13748                              14788
                                                                           14260                              14925
3/96                                                                       14297                              15068
                                                                           14769                              15290
                                                                           15136                              15683
6/96                                                                       14876                              15742
                                                                           14108                              15047
                                                                           14518                              15364
9/96                                                                       15247                              16227
                                                                           15659                              16675
                                                                           16662                              17934
12/96                                                                      16525                              17579
                                                                           17473                              18678
                                                                           16966                              18824
3/97                                                                       16376                              18050
                                                                           17036                              19126
                                                                           18117                              20294
6/97                                                                       18506                              21197
                                                                           20013                              22883
                                                                           18853                              21601
9/97                                                                       19906                              22783
                                                                           18986                              22022
                                                                           19280                              23041
12/97                                                                      19389                              23438
                                                                           19747                              23696
                                                                           20810                              25404
3/98                                                                       21809                              26705
                                                                           21959                              26977
                                                                           21624                              26513
6/98                                                                       22674                              27590
                                                                           22558                              27297
                                                                           19418                              23353
9/98                                                                       20316                              24850
                                                                           21964                              26867
                                                                           23437                              28496
12/98                                                                      24975                              30137
                                                                           25935                              31406
                                                                           25063                              30426
3/99                                                                       26256                              31643
                                                                           27054                              32867
                                                                           26218                              32092
6/99                                                                       27684                              33838
                                                                           26886                              32781
                                                                           26924                              32619
9/99                                                                       26202                              31725
                                                                           27737                              33733
                                                                           28348                              34418
12/99                                                                      30074                              36445

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
6-Month                 8.63%
1-Year                 20.41%
5-Year                 23.55%
Since Inception        21.22%

BENCHMARK          S&P 500 INDEX
---------          -------------
6-Month                 7.69%
1-Year                 21.04%
5-Year                 28.56%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover                           54%
Number of Holdings                           91
NAV                                          $24.10

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 1999)(3)

NAME                                              % OF FUND
----                                              ---------
Microsoft Corporation                               4.90%
General Electric Company                            4.20%
Cisco Systems, Incorporated                         4.10%
American International Group, Incorporated          3.50%
Exxon Mobil Corporation                             3.10%
Intel Corporation                                   2.80%
Wal-Mart Stores, Incorporated                       2.70%
Citigroup, Incorporated                             2.20%
Lucent Technologies, Incorporated                   2.10%
America Online, Incorporated                        2.10%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1994)(4)

                                  [PIE CHART]

Cash                      3.00%
Stocks                   97.00%



---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Ten Largest Equity Holdings is calculated based on the securities market value divided by total market value of the portfolio.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCKS--96.56%
                 APPAREL & ACCESSORY STORES--0.39%
     7,000       Kohls Corporation+                                                 $    505,313
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--1.92%
    27,450       Home Depot Incorporated                                            $  1,882,040
     9,750       Lowe's Company Incorporated                                             582,563
                                                                                    ------------
                                                                                    $  2,464,603
                 BUSINESS SERVICES--5.93%
    35,722       America Online Incorporated+                                       $  2,694,778
     6,500       Computer Associates International Incorporated                          454,594
    16,400       Interpublic Group Companies Incorporated                                946,075
     7,000       Oracle Systems Corporation+                                             784,438
    18,664       Sun Microsystems Incorporated+                                        1,445,294
     9,000       Veritas Software Corporation+                                         1,288,125
                                                                                    ------------
                                                                                    $  7,613,304
                 CHEMICALS & ALLIED PRODUCTS--10.34%
    20,751       Abbott Laboratories                                                $    753,520
     9,264       Amgen Incorporated+                                                     556,419
    26,823       Bristol-Myers Squibb Company                                          1,721,700
    15,000       Clorox Company                                                          755,625
    24,100       Colgate-Palmolive Company                                             1,566,500
    10,765       DuPont (E.I.) de Nemours and Company                                    709,144
    22,288       Gillette Company                                                        917,987
    16,888       Lilly (Eli) & Company                                                 1,123,052
    19,067       Merck & Company Incorporated                                          1,278,680
    50,812       Pfizer Incorporated                                                   1,648,214
    13,972       Procter & Gamble Company                                              1,530,807
    17,290       Schering-Plough Corporation                                             729,422
                                                                                    ------------
                                                                                    $ 13,291,070
                 COMMUNICATIONS--9.02%
    25,223       American Telephone & Telegraph Corporation                         $  1,280,067
    28,276       Bell Atlantic Corporation                                             1,740,740
    15,000       Charter Communications Incorporated+                                    328,125
    12,000       Clear Channel Communications Incorporated+                            1,071,000
    47,300       Fox Entertainment Group Incorporated+                                 1,179,544
    24,398       GTE Corporation                                                       1,721,584
    15,362       MCI Worldcom Incorporated+                                              815,120
     4,200       Nextel Communications Class A+                                          433,125
    45,652       SBC Communications Incorporated                                       2,225,535
    11,678       Sprint Corporation (FON Group)                                          786,075
                                                                                    ------------
                                                                                    $ 11,580,915
                 COMPUTERS--4.89%
    53,823       Microsoft Corporation+                                             $  6,283,835

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 DOMESTIC DEPOSITORY INSTITUTIONS--4.30%
    31,414       Chase Manhattan Corporation                                        $  2,440,475
    51,507       Citigroup Incorporated                                                2,861,858
     6,594       Mellon Financial Corporation                                            224,608
                                                                                    ------------
                                                                                    $  5,526,941
                 EATING & DRINKING PLACES--0.58%
    18,500       McDonald's Corporation                                             $    745,781
                 ELECTRIC, GAS & SANITARY SERVICES--2.56%
    23,400       AES Corporation+                                                   $  1,749,150
     9,700       Coastal Corporation                                                     343,744
    29,018       Edison International                                                    759,909
    14,190       Williams Companies Incorporated                                         433,682
                                                                                    ------------
                                                                                    $  3,286,485
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--12.33%
    35,247       General Electric Company                                           $  5,454,473
    44,076       Intel Corporation                                                     3,628,006
    36,443       Lucent Technologies Incorporated                                      2,726,392
    25,848       Nortel Networks Corporation                                           2,610,648
    14,702       Texas Instruments Incorporated                                        1,424,256
                                                                                    ------------
                                                                                    $ 15,843,775
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.13%
     4,000       Halliburton Company                                                $    161,000
                 FOOD & KINDRED PRODUCTS--2.50%
    13,500       Anheuser-Busch Incorporated                                        $    956,813
    28,260       Coca-Cola Company                                                     1,646,145
    17,400       Pepsico Incorporated                                                    613,350
                                                                                    ------------
                                                                                    $  3,216,308
                 GENERAL MERCHANDISE STORES--4.45%
    30,460       Dayton-Hudson Corporation                                          $  2,236,905
    50,352       Wal-Mart Stores Incorporated                                          3,480,582
                                                                                    ------------
                                                                                    $  5,717,487
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--8.65%
     6,500       Applied Materials Incorporated+                                    $    823,469
    49,380       Cisco Systems Incorporated+                                           5,289,833
    14,668       Dell Computer Corporation+                                              748,068
    10,398       EMC Corporation+                                                      1,135,982
    11,093       Hewlett Packard Company                                               1,263,909
    17,212       International Business Machines Corporation                           1,858,896
                                                                                    ------------
                                                                                    $ 11,120,157

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 INSURANCE CARRIERS--3.94%
     6,448       AFLAC Incorporated                                                 $    304,265
    41,564       American International Group Incorporated                             4,494,108
     5,580       Hartford Financial Services Group                                       264,353
                                                                                    ------------
                                                                                    $  5,062,726
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--4.55%
    22,417       Baxter International Incorporated                                  $  1,408,068
    11,744       Danaher Corporation                                                     566,648
     7,671       Guidant Corporation+                                                    360,537
    44,078       Honeywell International Incorporated                                  2,542,750
     4,200       JDS Uniphase Corporation+                                               677,513
     7,862       Medtronic Incorporated                                                  286,472
                                                                                    ------------
                                                                                    $  5,841,988
                 MEDIA--0.37%
     7,500       CBS Corporation+                                                   $    479,530
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.78%
    25,800       Tyco International Limited                                         $  1,002,975
                 MISCELLANEOUS RETAIL--0.22%
     8,000       Bed Bath & Beyond Incorporated+                                    $    278,000
                 MOTION PICTURES--1.30%
    11,400       Time Warner Incorporated                                           $    825,788
    28,900       Walt Disney Company                                                     845,325
                                                                                    ------------
                                                                                    $  1,671,113
                 NONDEPOSITORY CREDIT INSTITUTIONS--3.43%
    40,733       Federal Home Loan Mortgage Corporation                             $  1,916,997
    20,669       Federal National Mortgage Association                                 1,290,521
    32,281       Household International Incorporated                                  1,202,467
                                                                                    ------------
                                                                                    $  4,409,985
                 OIL & GAS EXTRACTION--0.44%
     9,100       Schlumberger Limited                                               $    511,875
     1,762       Transocean Sedco Forex Incorporated                                      59,349
                                                                                    ------------
                                                                                    $    571,224
                 PAPER & ALLIED PRODUCTS--0.70%
    16,000       International Paper Company                                        $    903,000
                 PETROLEUM REFINING & RELATED INDUSTRIES--6.22%
    17,745       Chevron Corporation                                                $  1,537,161
    23,602       Conoco Incorporated Class B                                             587,100
    50,009       Exxon Mobil Corporation                                               4,028,850
    28,908       Royal Dutch Petroleum Company ADR                                     1,747,127
     1,802       Texaco Incorporated                                                      97,871
                                                                                    ------------
                                                                                    $  7,998,109

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                                                       VALUE
                 PRIMARY METAL INDUSTRIES--1.23%
    19,000       Alcoa Incorporated                                                                          $  1,577,000
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--1.33%
    20,940       Gannett Company Incorporated                                                                $  1,707,919
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.62%
    27,978       Charles Schwab Corporation                                                                  $  1,073,656
     7,102       Morgan Stanley Dean Witter & Company                                                           1,013,810
                                                                                                             ------------
                                                                                                             $  2,087,466
                 TRANSPORTATION EQUIPMENT--0.60%
    11,800       United Technologies Corporation                                                             $    767,000
                 TRANSPORTATION SERVICES--0.51%
     9,450       United Parcel Service Incorporated Class B                                                  $    652,050
                 WHOLESALE TRADE-DURABLE GOODS--1.33%
    18,373       Johnson & Johnson                                                                           $  1,710,986
                 TOTAL COMMON STOCKS
                 (Cost $90,797,420)                                                                          $124,078,045

                                                                              INTEREST       MATURITY
PRINCIPAL                                                                       RATE           DATE
                 SHORT-TERM INSTRUMENTS--3.48%
                 REPURCHASE AGREEMENTS--3.48%
$4,263,000       Goldman Sachs Pooled Repurchase Agreement--102%
                 Collateralized by U.S. Government Securities                   2.00%        01/03/00       $   4,263,000
   203,000       JP Morgan Securities Incorporated Repurchase
                 Agreement--102% Collateralized by U.S. Government
                 Securities                                                     2.45%        01/03/00             203,000
                 TOTAL SHORT-TERM INSTRUMENTS
                 (Cost $4,466,000)                                                                          $   4,466,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $95,263,420)* (Notes 1 and 3)     100.04%                                             $128,544,045
                 Other Assets and Liabilities, Net        (0.04)                                                 (48,614)
                                                         ------                                              ------------
                 TOTAL NET ASSETS                        100.00%                                             $128,495,431
                                                         ======                                              ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $95,284,677 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 35,607,284
                  Gross Unrealized Depreciation            (2,347,916)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 33,259,368
                                                         ============

The accompanying notes are an integral part of these financial statements.

                    VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Large Company Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

INCEPTION DATE
9/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned 20.30%(1) for the period from September 20, 1999 (commencement of operations) to December 31, 1999, slightly outperforming its benchmark, the S&P 500 Index(2) which returned 14.88% for the three-month period ended December 31, 1999. The Fund distributed no dividend income or capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     A disproportionate level of the Fund's return came from the largest holdings in the Fund, such as Cisco Systems, Microsoft, Home Depot and American International. Other strong performers included First Data Corporation, Ericsson and Charles Schwab. The Fund had no portfolio turnover during the period because all holdings met or exceeded the Fund's long-term fundamental expectations.

STRATEGIC OUTLOOK

     Although corrections are inevitable and necessary, the stock market is standing on generally solid ground. Strong corporate profit growth is providing a firm underpinning to the stock market. Improving global economies are reducing the world's dependence on the U.S. economy. And, very importantly, outstanding U.S. productivity gains are offsetting higher wages and commodity prices, resulting in continued low inflation. As in the past, future stock market drivers will be corporate earnings growth and price/earnings ratios. The Fund's strong positioning in current market conditions gives it confidence and optimism for the future.

                  VARIABLE TRUST LARGE COMPANY GROWTH FUND(5)
[WFVT ASSET ALLOCATION PERFORMANCE GRAPH]

                                                               WFVT LARGE COMPANY GROWTH FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
9/20/99                                                                   10000.00                           10000.00
9/30/99                                                                    9590.00                            9726.00
10/99                                                                     10420.00                           10342.00
11/99                                                                     10830.00                           10551.00
12/99                                                                     12030.00                           11173.00

TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
1-Month                11.08%
3-Month                25.44%
Since Inception        20.30%

BENCHMARK          S&P 500 INDEX
---------          -------------
1-Month                 5.89%
3-Month                14.88%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover  0%
Number of Holdings  35
NAV                 $12.03

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 1999)(3)

NAME                                              % OF FUND
----                                              ---------
Cisco Systems, Incorporated                         9.42%
Microsoft Corporation                               8.39%
Intel Corporation                                   5.82%
Home Depot, Incorporated                            5.26%
Goldman Sachs Group, Incorporated                   4.77%
Nokia Corporation ADR                               4.70%
Solectron Corporation                               4.59%
American International Group, Incorporated          4.19%
Lucent Technologies, Incorporated                   4.07%
Schwab (Charles) & Company, Incorporated            3.87%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(4)
[PIE CHART]

STOCKS                                                                           CASH
------                                                                           ----
95.15                                                                            4.85

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The Ten Largest Equity Holdings is calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCK--95.52%
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--5.69%
     4,600       Fastenal Company                                                   $   206,713
    39,300       Home Depot Incorporated                                              2,694,506
                                                                                    -----------
                                                                                    $ 2,901,219
                 BUSINESS SERVICES--9.85%
    15,300       Automatic Data Processing Incorporated                             $   824,287
     8,700       DST Systems Incorporated+                                              663,918
    17,800       First Data Corporation                                                 877,762
    21,000       Fiserv Incorporated+                                                   804,563
    57,700       IMS Health Incorporated                                              1,568,719
    11,900       Sungard Data Systems Incorporated+                                     282,625
                                                                                    -----------
                                                                                    $ 5,021,874
                 CHEMICALS & ALLIED PRODUCTS--4.67%
    47,200       Pfizer Incorporated                                                $ 1,531,050
    10,400       Warner-Lambert Company                                                 852,150
                                                                                    -----------
                                                                                    $ 2,383,200
                 COMPUTERS--8.43%
    36,800       Microsoft Corporation+                                             $ 4,296,400
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT--17.62%
    36,200       Intel Corporation                                                  $ 2,979,713
    27,850       Lucent Technologies Incorporated                                     2,083,528
    12,650       Nokia Corporation ADR                                                2,403,500
    23,100       Telfonaktiebolaget LM Ericsson Series B ADR                          1,517,381
                                                                                    -----------
                                                                                    $ 8,984,122
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--2.05%
    26,100       Paychex Incorporated                                               $ 1,044,000
                 FINANCIAL--0.93%
     6,500       State Street Corporation                                           $   474,906
                 FOOD & KINDRED PRODUCTS--1.64%
    14,400       Coca-Cola Company                                                  $   838,800
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--17.43%
    45,000       Cisco Systems Incorporated+                                        $ 4,820,625
    15,700       EMC Corporation+                                                     1,715,225
    24,700       Solectron Corporation+                                               2,349,588
                                                                                    -----------
                                                                                    $ 8,885,438
                 INSURANCE CARRIERS--4.21%
    19,850       American International Group Incorporated                          $ 2,146,281

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--3.52%
    49,200       Medtronic Incorporated                                             $ 1,792,725
                 MISCELLANEOUS RETAIL--1.92%
    47,300       Staples Incorporated+                                              $   981,475
                 MOTION PICTURES--0.66%
    11,500       Walt Disney Company                                                $   336,375
                 OIL & GAS EXTRACTION--0.71%
     5,800       Schlumberger Limited                                               $   326,250
     1,123       Transocean Sedco Forex Incorporated                                     37,827
                                                                                    -----------
                                                                                    $   364,077
                 PERSONAL SERVICES--1.34%
    12,900       Cintas Corporation                                                 $   685,313
                 PHARMACEUTICALS--1.88%
    14,300       Merck & Company Incorporated                                       $   958,994
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--12.02%
    51,600       Charles Schwab Corporation                                         $ 1,980,150
    22,400       Franklin Resources Incorporated                                        718,200
    25,900       Goldman Sachs Group Incorporated                                     2,439,456
    26,800       T Rowe Price                                                           989,925
                                                                                    -----------
                                                                                    $ 6,127,731
                 WHOLESALE TRADE-NONDURABLE GOODS--0.95%
    10,100       Cardinal Health Incorporated                                       $   483,538
                 TOTAL COMMON STOCK
                 (Cost $40,500,208)                                                 $48,706,468

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 1999

                                                                               INTEREST       MATURITY
PRINCIPAL                            SECURITY DESCRIPTION                        RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--4.86%
$2,477,847       Lehman Brothers Incorporated Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              4.55%       01/03/00       $  2,477,847
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,477,847)                                                                           $  2,477,847
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $42,978,055)*                                            100.38%                      $ 51,184,315
                 Other Assets and Liabilities, Net                               (0.38)                          (196,298)
                                                                                ------                       ------------
                 TOTAL NET ASSETS                                               100.00%                      $ 50,988,017
                                                                                ======                       ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 8,817,032
                  Gross Unrealized Depreciation             (610,772)
                                                         -----------
                  NET UNREALIZED APPRECIATION            $ 8,206,260
                                                         ===========

The accompanying notes are an integral part of these financial statements.

                        VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Money Market Fund (the "Fund") seeks high current income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
Dave Sylvester
Laurie White
Mike Neitzke

INCEPTION DATE
5/19/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 4.46%(1) for the 12-month period ended December 31, 1999, and the 30-day simple yield was 5.04%. The Fund distributed $0.04 per share in dividend income and no capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     During most of the period, the Fund maintained a longer than average weighted maturity to take advantage of a steepening yield curve. The Federal Reserve Board raised interest rates three times in 1999, most recently on November 16, 1999, to 5.50%. Toward the end of the year, the Fund added securities maturing in January and February, taking advantage of attractive yields caused by issuers' needs for funding over year-end. It also targeted maturity dates for fixed-rate securities to ensure adequate liquidity in the one-month period surrounding year-end.

     The average maturity of the Fund at each quarter-end was 60 days for the first quarter, 65 days for the second quarter, 75 days for the third quarter and 57 days at year-end. The Fund increased liquidity at the end of the year to accommodate the need for funding at year-end. Cash flows did not affect management of the portfolio throughout the year.

STRATEGIC OUTLOOK

     Economic growth may be on the verge of slowing but possibly not fast enough to forestall further interest rate increases during 2000. However, there are several reasons why future interest rate increases are likely to be modest. First, inflation is expected to be little changed from the 2%-2.5% rate in 1999. Second, real or inflation-adjusted interest rates already are at historic highs, suggesting that only modest, additional increases in those rates may be necessary to sufficiently slow the economy.

                        VARIABLE TRUST MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 1999)(1)

SHARE PERFORMANCE
-----------------
6-Month                                2.33%
1-Year                                 4.46%
5-Year                                 4.88%
Since Inception                        4.83%

FUND YIELD SUMMARY

7-Day Simple Yield                     5.06%
30-Day Simple Yield                    5.04%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(2)
[PIE CHART]

                                                                SHORT-TERM FEDERAL    SHORT-TERM CORPORATE
COMMERCIAL PAPER                                CDS             AGENCY SECURITIES            BONDS               MASTER NOTES
----------------                                ---             ------------------    --------------------       ------------
63                                             18.00                   4.00                  12.00                   3.00

FUND CHARACTERISTICS

Weighted Average Maturity                         55 days

MATURITY DISTRIBUTION (AS OF DECEMBER 31, 1999)(2)

                       [MATURITY DISTRIBUTION PIE CHART]



2-14 Days                          30.70%
30-59 Days                         29.90%
60-89 Days                         28.60%
90-179 Days                         5.80%
180-269 Days                        5.00%


---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) Portfolio holdings are subject to change.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--DECEMBER 31, 1999

                                                                               INTEREST       MATURITY
PRINCIPAL                            SECURITY DESCRIPTION                        RATE           DATE            VALUE
                 U.S. GOVERNMENT AGENCY SECURITIES--4.29%
$1,309,000       Federal Home Loan Bank                                          4.51%++      01/07/00       $  1,308,235
   500,000       Federal Home Loan Bank                                          4.79         02/04/00            499,867
                                                                                                             ------------
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $1,808,102)                                   $  1,808,102
                 COMMERCIAL PAPER--63.08%
 1,500,000       Alpine Securitization                                           5.56++       01/14/00       $  1,497,259
 1,400,000       Atlantis One Funding Corporation                                5.68++       02/10/00          1,391,458
 1,500,000       Bank Of America Corporation                                     6.03++       03/07/00          1,483,867
   700,000       CC USA Incorporated                                             5.83++       03/30/00            690,171
 2,000,000       Concord Minuteman                                               6.24++       02/11/00          1,986,242
 1,500,000       Corporation Asset Securitization                                5.91++       02/18/00          1,488,538
 1,000,000       CPI Funding Corporation                                         6.05++       02/25/00            991,019
 1,000,000       Credit Suisse First Boston                                      5.78++       03/06/00            989,833
   400,000       Goldman Sachs Group                                             5.16++       01/14/00            399,322
 1,500,000       Goldman Sachs Group                                             5.94++       03/13/00          1,482,646
 1,500,000       Grand Funding                                                   5.90++       02/03/00          1,492,185
 1,700,000       Irish Perm Plc                                                  5.93++       03/09/00          1,681,456
 1,700,000       JP Morgan & Company                                             5.91++       03/08/00          1,681,798
 1,500,000       Mont Blanc Capital Corporation                                  5.97++       02/24/00          1,486,935
 1,000,000       Old Line Funding                                                5.76++       01/12/00            998,433
   600,000       Perry IV Funding                                                5.85++       03/16/00            592,870
 1,500,000       Salomon Smith Barney                                            6.10++       02/03/00          1,491,927
   800,000       Special Purpose A/R Corporation                                 5.88++       02/18/00            793,918
 1,000,000       Special Purpose A/R Corporation                                 6.04++       02/23/00            991,358
 2,000,000       Surrey Funding Corporation                                      5.81++       01/11/00          1,997,164
 1,000,000       Sydney Capital                                                  5.77++       03/03/00            990,333
                                                                                                             ------------
                 TOTAL COMMERCIAL PAPER (COST $26,598,732)                                                   $ 26,598,732
                 CORPORATE BONDS & NOTES--12.10%
   500,000       Abbey National Treasury Services                                5.13         05/04/00       $    499,887
 1,000,000       Beta Finance Incorporated                                       6.15         10/06/00          1,000,000
   700,000       CC USA Incorporated                                             5.61         06/07/00            700,000
   400,000       First USA Bank                                                  5.99         09/21/00            399,918
   500,000       IBM Credit Corporation                                          5.27         04/07/00            499,909
   500,000       Salomon Incorporated                                            6.70         07/05/00            501,563
 1,500,000       Southtrust Bank Corporation                                     6.03         03/29/00          1,500,000
                                                                                                             ------------
                 TOTAL CORPORATE BONDS & NOTES (COST $5,101,277)                                             $  5,101,277
                 CERTIFICATES OF DEPOSIT--18.32%
   500,000       Bayerische Hypoverins Bank                                      5.27         03/03/00       $    499,937
 2,000,000       Chase Manhattan Bank                                            5.50         01/03/00          2,000,000
   450,000       CommerzBank NY                                                  5.16         05/05/00            449,854
   300,000       CommerzBank NY                                                  5.22         05/12/00            299,955
 2,000,000       Lehman Brothers Incorporated                                    4.75         01/03/00          2,000,000
 1,775,151       Mercantile Bank St. Louis Grand Cayman                          4.50         01/03/00          1,775,151
   500,000       RaboBank Nederland NY                                           5.13         03/24/00            499,947
   200,000       Union Bank of Switzerland                                       6.22         12/11/00            199,866
                                                                                                             ------------
                 TOTAL CERTIFICATES OF DEPOSIT ($7,724,710)                                                  $  7,724,710

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--DECEMBER 31, 1999

                                                                               INTEREST       MATURITY
PRINCIPAL                            SECURITY DESCRIPTION                        RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--2.37%
$1,000,000       Deutsche Banc Alex Brown--102% Collateralized by
                 U.S. Government Securities (Cost $1,000,000)                    6.00%        01/03/00       $  1,000,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $42,232,821)* (Note 1)            100.16%                                              $42,232,821
                 Other Assets and Liabilities, Net        (0.16)                                                  (69,252)
                                                         ------                                              ------------
                 TOTAL NET ASSETS                        100.00%                                              $42,163,569
                                                         ======                                              ============

--------------------------------------------------------------------------------
++ Yield to maturity.
* Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

                      VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Variable Trust Small Cap Growth Fund (the "Fund") seeks long-term capital appreciation. The Fund invests in growth-oriented common stocks whose market capitalization falls within the range of the Russell 2000 Index(1).

ADVISOR
Wells Fargo Bank, N.A.

FUND MANAGERS
Fund Managers
Tom Zeifang, CFA
Chris Greene

INCEPTION DATE
05/01/95

PERFORMANCE HIGHLIGHTS

     The Fund returned 66.27%(2) for the 12-month period ended December 31, 1999, outperforming the Russell 2000 Index, which returned 21.26%. The Fund distributed no dividends or capital gains during the period. Please keep in mind past performance is no guarantee of future results.

     Small cap stocks began to rebound in the second half of 1999 following a long bear market relative to large cap stocks. During the second half of 1999, the Fund experienced accelerating outperformance attributed to stock selection concentrated in the technology sector and continuous analysis of portfolio exposure. The Fund's portfolio analysis led it to participate in the hot subsectors within the small cap universe, including semiconductor, telecommunications services and e-commerce infrastructure, while limiting exposure to poor performing groups, such as client-server software, health care services and consumer staples.

     Individual holdings that outperformed in 1999 included Broadvision and Vignette (internet infrastructure), True North and Cumulus (advertising/radio), Pharmacyclics and IDEC Pharma (biotechnology) and Optical Coating Labs (fiber optics).

STRATEGIC OUTLOOK

     The Fund will continue to search for companies that can grow earnings independent of the economic cycle. The Fund expects small cap stocks to grow in 2000, and it believes that a new, longer-term small cap growth cycle has begun.

                    VARIABLE TRUST SMALL CAP GROWTH FUND(5)
[WFVT ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                 WFVT SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
                                                                 --------------------------             ------------------
                                                                          10000.00                           10000.00
                                                                          10040.00                           10172.00
6/95                                                                      10670.00                           10700.00
                                                                          11740.00                           11316.00
                                                                          11970.00                           11549.00
9/95                                                                      11920.00                           11756.00
                                                                          11280.00                           11231.00
                                                                          11590.00                           11702.00
12/95                                                                     11595.00                           12011.00
                                                                          11636.00                           11999.00
                                                                          11957.00                           12374.00
3/96                                                                      12484.00                           12626.00
                                                                          13891.00                           13301.00
                                                                          14419.00                           13827.00
6/96                                                                      13405.00                           13259.00
                                                                          12112.00                           12100.00
                                                                          13177.00                           12803.00
9/96                                                                      13819.00                           13303.00
                                                                          14088.00                           13099.00
                                                                          14750.00                           13638.00
12/96                                                                     15243.00                           13997.00
                                                                          15571.00                           14277.00
                                                                          14690.00                           13931.00
3/97                                                                      13482.00                           13274.00
                                                                          13087.00                           13311.00
                                                                          15729.00                           14792.00
6/97                                                                      16011.00                           15426.00
                                                                          17039.00                           16143.00
                                                                          17468.00                           16513.00
9/97                                                                      18778.00                           17721.00
                                                                          17569.00                           16941.00
                                                                          16824.00                           16833.00
12/97                                                                     16735.00                           17129.00
                                                                          16341.00                           16860.00
                                                                          17889.00                           18108.00
3/98                                                                      18387.00                           18856.00
                                                                          18427.00                           18962.00
                                                                          17089.00                           17941.00
6/98                                                                      17233.00                           17979.00
                                                                          15397.00                           16525.00
                                                                          11817.00                           13315.00
9/98                                                                      12420.00                           14357.00
                                                                          12944.00                           14943.00
                                                                          13705.00                           15726.00
12/98                                                                     14312.00                           16699.00
                                                                          13865.00                           16921.00
                                                                          12563.00                           15550.00
3/99                                                                      12287.00                           15793.00
                                                                          12984.00                           17208.00
                                                                          12958.00                           17459.00
6/99                                                                      13628.00                           18248.00
                                                                          13615.00                           17747.00
                                                                          13707.00                           17090.00
9/99                                                                      14234.00                           17093.00
                                                                          16325.00                           17163.00
                                                                          19061.00                           18188.00
12/99                                                                     23797.00                           20247.00

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)(2)

SHARE PERFORMANCE
-----------------
6-Month                       74.61%
1-Year                        66.27%
Since Inception               20.41%

BENCHMARK               RUSSELL 2000 INDEX
---------               ------------------
6-Month                       23.19%
1-Year                        21.26%

FUND CHARACTERISTICS (AS OF DECEMBER 31, 1999)

Portfolio Turnover          314%
Number of Holdings          280
NAV                         $18.09

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 1999)(3)

NAME                                              % OF FUND
----                                              ---------
Cumulus Media, Incorporated                         2.64%
Broadvision, Incorporated                           2.63%
Mercury Interactive Corporation                     2.36%
Visual Networks, Incorporated                       2.18%
LAM Research Corporation                            1.87%
Optical Coating Lab, Incorporated                   1.86%
Micromuse, Incorporated                             1.86%
Maker Communications, Incorporated                  1.77%
Power Integrations, Incorporated                    1.69%
Verticalnet, Incorporated                           1.67%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 1999)(4)

                                  [PIE CHART]


Cash                                       0.98%
Stocks                                    99.02%

---------------
(1) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund managers have voluntarily waived all or a portion of their management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(3) The Ten Largest Equity Holdings is calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 COMMON STOCK--100.09%
                 AMUSEMENT & RECREATION SERVICES--0.86%
     2,712       SFX Entertainment Incorporated+                                    $    98,141
     7,438       Tickets.com Incorporated+                                              106,456
                                                                                    -----------
                                                                                    $   204,597
                 APPAREL & ACCESSORY STORES--0.42%
     6,050       The Children's Place Retail Store Incorporated+                    $    99,447
                 AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS--0.56%
     7,673       CSK Auto Corporation+                                              $   134,278
                 AUTOMOTIVE REPAIR, SERVICES & PARKING--0.49%
     4,627       Avis Rent A Car Incorporated+                                      $   118,278
                 BUSINESS SERVICES--24.78%
     3,585       24/7 Media Incorporated+                                           $   201,655
     5,243       Actuate Corporation+                                                   224,794
     1,152       Administaff Incorporated+                                               34,848
     2,085       AGENCY.COM Incorporated+                                               106,335
     5,261       Bindview Development Corporation+                                      261,406
       883       Breakaway Solutions Incorporated+                                       64,459
     3,760       Broadvision Incorporated+                                              639,435
     3,182       Digital Insight Corporation+                                           115,745
         1       DoubleClick Incorporated+                                                  253
       377       Ebenx Incorporated+                                                     17,059
     4,545       Getty Images Incorporated+                                             222,137
     4,638       Globix Corporation+                                                    278,280
     1,343       Go2Net Incorporated+                                                   116,841
     1,689       Liquid Audio Incorporated+                                              44,336
     2,169       McAfee.com Corporation+                                                 97,605
     5,305       Mercury Interactive Corporation+                                       572,608
     2,655       Micromuse Incorporated+                                                451,350
     1,839       NaviSite Incorporated+                                                 183,900
     4,612       NetRatings Incorporated+                                               221,953
     4,668       NOVA Corporation+                                                      147,334
     2,234       pcOrder.com Incorporated+                                              113,934
     3,130       S1 Corporation+                                                        244,531
     1,828       Saleslogix Corporation+                                                 75,062
     3,538       SciQuest.com Incorporated+                                             281,271
     1,582       TenFold Corporation+                                                    63,181
     5,744       TSI International Software Limited+                                    325,254
     2,479       Verticalnet Incorporated+                                              406,556
     1,905       Vignette Corporation+                                                  310,515
     5,516       Women.Com Networks Incorporated+                                        78,603
                                                                                    -----------
                                                                                    $ 5,901,240

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 CHEMICALS & ALLIED PRODUCTS--6.84%
     6,335       Cambrex Corporation                                                $   218,162
     2,810       Gilead Sciences Incorporated+                                          152,091
     3,714       ICN Pharmaceuticals Incorporated                                        94,011
     2,643       IDEC Pharmaceuticals Corporation+                                      259,675
     2,948       King Pharmaceuticals Incorporated+                                     165,244
     5,465       Medicis Pharmaceutical Corporation+                                    232,604
     5,744       Pharmacyclics Incorporated+                                            236,940
     2,520       Shire Pharmaceuticals Group PLC+                                        73,401
     5,304       Viropharma Incorporated+                                               196,248
                                                                                    -----------
                                                                                    $ 1,628,376
                 COMMUNICATIONS--14.95%
     1,472       AirGate PCS Incorporated+                                          $    77,648
     5,274       Allied Riser Communications Corporation+                               109,105
     3,326       Classic Communications Incorporated+                                   121,606
     4,690       Commonwealth Telephone Enterprises Incorporated+                       247,984
     4,659       Crown Castle International Corporation+                                149,670
    12,633       Cumulus Media Incorporated+                                            641,125
     3,199       DSET Corporation+                                                      119,563
     2,804       Emmis Communications Corporation+                                      349,492
     1,482       Illuminet Holdings Incorporated+                                        81,510
     4,783       Insight Communications Company Incorporated+                           141,696
     2,525       Intermedia Communications Incorporated+                                 98,002
     3,099       Mediaplex Incorporated+                                                194,462
     1,675       MGC Communications Incorporated+                                        85,006
     5,165       NDS Group PLC ADR+                                                     157,533
     1,775       NorthPoint Communications Group Incorporated+                           42,600
     3,158       Razorfish Incorporated+                                                300,405
     4,194       Spanish Broadcasting System Incorporated+                              168,809
     1,431       Triton PCS Incorporated+                                                65,111
     5,769       True North Communications Incorporated                                 257,802
     2,841       Viatel Incorporated+                                                   152,349
                                                                                    -----------
                                                                                    $ 3,561,478
                 DEPOSITORY INSTITUTIONS--2.36%
    10,637       Community First Bankshares Incorporated                            $   167,533
    11,302       FirstFed Financial Corporation+                                        158,934
     4,752       Silicon Valley Bancshares+                                             235,224
                                                                                    -----------
                                                                                    $   561,691
                 EDUCATIONAL SERVICES--0.27%
     3,481       DeVry Incorporated+                                                $    64,834

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--11.81%
     6,637       Amkor Technology Incorporated+                                     $   187,495
     1,900       Aspect Communications Corporation+                                      74,338
     3,219       Burr-Brown Corporation+                                                116,286
     5,986       CTC Communications Group Incorporated+                                 233,547
     7,035       Cypress Semiconductor Corporation+                                     227,758
     3,700       Digital Microwave Corporation+                                          86,718
     1,839       DII Group Incorporated+                                                130,512
     1,730       Harmonic Incorporated+                                                 164,242
     1,007       hi/fn Incorporated+                                                     39,021
     1,265       JNI Corporation+                                                        83,490
     3,228       Lattice Semiconductor Corporation+                                     152,120
    10,040       Maker Communications Incorporated+                                     429,210
     2,629       Micrel Incorporated+                                                   149,689
     2,902       PLX Technology Incorporated+                                            54,957
     8,585       Power Integrations Incorporated+                                       411,543
     2,526       Terayon Communication Systems Incorporated+                            158,664
     1,570       Transwitch Corporation+                                                113,923
                                                                                    -----------
                                                                                    $ 2,813,513
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--4.88%
     1,085       Affymetrix Incorporated+                                           $   184,111
     9,230       Cephalon Incorporated+                                                 319,012
     1,505       Diamond Technology Partners Incorporated+                              129,336
       961       Flycast Communications Corporation+                                    124,870
     2,660       Harris Interactive Incorporated+                                        34,746
     3,306       Management Network Group Incorporated+                                 107,858
     1,229       Maxygen+                                                                87,259
     1,085       Millennium Pharmaceuticals Incorporated+                               132,370
     1,570       Profit Recovery Group International Incorporated+                       41,703
                                                                                    -----------
                                                                                    $ 1,161,265
                 FOOD & KINDRED PRODUCTS--0.58%
     4,456       American Italian Pasta Company+                                    $   137,022
                 GENERAL MERCHANDISE STORES--1.50%
     5,136       Ames Department Stores Incorporated+                               $   147,981
     5,744       BJ's Wholesale Club Incorporated+                                      209,656
                                                                                    -----------
                                                                                    $   357,637
                 HEALTH SERVICES--1.69%
    12,938       Caremark Rx Incorporated+                                          $    65,498
     4,390       Enzon Incorporated+                                                    190,416
       956       Human Genome Science Incorporated+                                     145,910
                                                                                    -----------
                                                                                    $   401,824
                 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--1.28%
     6,461       Rex Stores Corporation+                                            $   226,135
     4,287       Tuesday Morning Corporation+                                            79,042
                                                                                    -----------
                                                                                    $   305,177

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                              VALUE
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--6.94%
     1,981       Asyst Technologies Incorporated+                                   $   129,879
     1,911       Emulex Corporation+                                                    214,988
     4,070       Lam Research Corporation+                                              454,059
     2,975       Paradyne Networks Incorporated+                                         81,069
     1,378       PRI Automation Incorporated+                                            92,498
     1,575       SanDisk Corporation+                                                   151,594
     6,684       Visual Networks Incorporated+                                          529,707
                                                                                    -----------
                                                                                    $ 1,653,794
                 INSURANCE CARRIERS--0.71%
     5,888       FPIC Insurance Group Incorporated+                                 $    98,256
     4,912       MIIX Group Incorporated                                                 71,838
                                                                                    -----------
                                                                                    $   170,094
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--4.03%
     5,026       Cerus Corporation+                                                 $   133,189
     4,786       Cymer Incorporated+                                                    220,156
     6,833       LTX Corporation+                                                       152,888
     1,530       Optical Coating Laboratories Incorporated                              452,880
                                                                                    -----------
                                                                                    $   959,113
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.54%
     7,908       Yankee Candle Company Incorporated+                                $   128,999
                 MISCELLANEOUS RETAIL--1.59%
     2,799       Michaels Stores Incorporated+                                      $    79,772
     8,548       Petco Animal Supplies Incorporated+                                    127,151
     3,540       Zale Corporation+                                                      171,248
                                                                                    -----------
                                                                                    $   378,171
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.59%
    13,432       AmeriCredit Corporation+                                           $   248,492
     6,739       Metris Companies Incorporated                                          240,498
     4,447       NextCard Incorporated+                                                 128,407
                                                                                    -----------
                                                                                    $   617,397
                 OIL & GAS EXTRACTION--5.14%
     3,766       B.J. Services Company+                                             $   157,465
    11,998       Helmerich & Payne Incorporated                                         261,706
    12,829       Marine Drilling Company Incorporated+                                  287,851
     3,750       Newfield Exploration Company+                                          100,313
     7,375       Ocean Energy Incorporated+                                              57,156
     7,283       Precision Drilling Corporation+                                        187,082
     2,030       Stone Energy Corporation+                                               72,319
     4,313       UTI Energy Corporation+                                                 99,469
                                                                                    -----------
                                                                                    $ 1,223,361
                 PRIMARY METAL INDUSTRIES--0.59%
     3,481       CommScope Incorporated+                                            $   140,328

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 1999

  SHARES                             SECURITY DESCRIPTION                                                         VALUE
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.44%
     1,596       SEI Investments Company                                                                       $   189,949
     5,684       Waddell & Reed Financial Incorporated--Class A                                                    154,179
                                                                                                               -----------
                                                                                                               $   344,128
                 TRANSPORTATION SERVICES--0.72%
     2,993       C.H. Robinson Worldwide Incorporated                                                          $   118,973
     1,524       Expedia Incorporated+                                                                              53,340
                                                                                                               -----------
                                                                                                               $   172,313
                 WHOLESALE TRADE--DURABLE GOODS--2.25%
     2,000       ACT Manufacturing Incorporated+                                                               $    75,000
     3,156       Cytyc Corporation+                                                                                192,713
     4,509       Insight Enterprises Incorporated+                                                                 183,178
     3,770       Kent Electronics Corporation+                                                                      85,768
                                                                                                               -----------
                                                                                                               $   536,659
                 WHOLESALE TRADE--NONDURABLE GOODS--0.28%
     2,279       Barrett Resources Corporation+                                                                $    67,088
                 TOTAL COMMON STOCK
                 (Cost $16,947,136)                                                                            $23,842,102

                                                                               INTEREST       MATURITY
PRINCIPAL                                                                        RATE           DATE
                 REPURCHASE AGREEMENTS--1.97%
$  469,947       Lehman Brothers Incorporated Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              4.55%       01/03/00        $    469,947
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $469,947)                                                                              $    469,947
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $17,417,083)*                    102.06%                                                $24,312,049
                 Other Assets and Liabilities, Net       (2.06)                                                   (493,058)
                                                        ------                                                ------------
                 TOTAL NET ASSETS                       100.00%                                                $23,818,991
                                                        ======                                                ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $17,499,580 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $7,387,548
                  Gross Unrealized Depreciation            (575,079)
                                                         ----------
                  NET UNREALIZED APPRECIATION            $6,812,469
                                                         ==========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                                                  Large
                                         Asset        Corporate       Equity        Equity                       Company
                                       Allocation       Bond          Income         Value         Growth        Growth
                                          Fund          Fund           Fund          Fund           Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
 In securities, at market value (see
   cost below)                        $238,876,138   $66,991,886   $127,136,421   $26,942,293   $128,544,045   $51,184,315
 Cash                                        2,271         5,593              0         9,237         19,160             0
 Receivable for dividends and
   interest and other receivables        1,877,720     1,192,218        248,970        24,879         55,471        13,397
 Receivable for investments sold             4,718             0              0             0              0             0
 Receivable for Fund shares issued         228,946       386,422        583,824       206,429         60,725        63,629
 Receivable from investment adviser
   and affiliates                                0             0              0             0              0             0
 Variation margin on futures
   contracts                                 9,350             0              0             0              0             0
 Unrealized appreciation on forward
   foreign currency contracts                    0         4,573              0             0              0             0
TOTAL ASSETS                           240,999,143    68,580,692    127,969,215    27,182,838    128,679,401    51,261,341
LIABILITIES
 Payable for investments purchased               0             0              0       549,202              0       195,653
 Dividends Payable                               0        24,368              0             0              0             0
 Payable for Fund shares redeemed                0             0              0             0              0             0
 Payable to investment adviser and
   affiliates                              122,553        16,713         62,560         3,524         55,599        12,159
 Payable to other related parties          157,578        53,739         84,765        25,656         91,305        35,535
 Accrued expenses and other
   liabilities                              48,022        62,854         28,411        37,403         37,066        29,977
TOTAL LIABILITIES                          328,153       157,674        175,736       615,785        183,970       273,324
TOTAL NET ASSETS                      $240,670,990   $68,423,018   $127,793,479   $26,567,053   $128,495,431   $50,988,017
NET ASSETS CONSIST OF:
 Paid-in capital                      $211,171,901   $69,649,218   $108,048,369   $27,184,181   $ 84,650,095   $42,865,180
 Undistributed (overdistributed) net
   investment income                       137,010        18,058              0         4,768              0             0
 Undistributed net realized gain
   (loss) on investments                 7,210,288       (69,552)     1,871,419    (1,633,578)    10,564,711       (83,423)
 Net unrealized appreciation
   (depreciation) of investments        22,079,666    (1,179,164)    17,873,691     1,011,682     33,280,625     8,206,260
 Net unrealized appreciation
   (depreciation) of foreign
   currency transactions                         0         4,458              0             0              0             0
 Net unrealized appreciation
   (depreciation) of futures
   contracts                                72,125             0              0             0              0             0
TOTAL NET ASSETS                      $240,670,990   $68,423,018   $127,793,479   $26,567,053   $128,495,431   $50,988,017
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE
Net Assets                            $240,670,990   $68,423,018   $127,793,479   $26,567,053   $128,495,431   $50,988,017
Shares outstanding                      16,688,676     6,966,686      7,478,001     2,877,459      5,330,893     4,239,563
Net asset value and offering price          $14.42         $9.82         $17.09         $9.23         $24.10        $12.03
INVESTMENT AT COST (NOTE 10)          $216,796,472   $68,171,050   $109,262,730   $25,930,611   $ 95,263,420   $42,978,055
--------------------------------------------------------------------------------------------------------------------------


                                         Money       Small Cap
                                        Market        Growth
                                         Fund          Fund
ASSETS
Investments:
 In securities, at market value (see
   cost below)                        $42,232,821   $24,312,049
 Cash                                           0             0
 Receivable for dividends and
   interest and other receivables         187,046         1,224
 Receivable for investments sold                0       110,799
 Receivable for Fund shares issued              0         1,058
 Receivable from investment adviser
   and affiliates                               0         5,838
 Variation margin on futures
   contracts                                    0             0
 Unrealized appreciation on forward
   foreign currency contracts                   0             0
TOTAL ASSETS                           42,419,867    24,430,968
LIABILITIES
 Payable for investments purchased              0       120,761
 Dividends Payable                        185,411             0
 Payable for Fund shares redeemed               0       400,459
 Payable to investment adviser and
   affiliates                              19,212             0
 Payable to other related parties          12,046        25,812
 Accrued expenses and other
   liabilities                             39,629        64,945
TOTAL LIABILITIES                         256,298       611,977
TOTAL NET ASSETS                      $42,163,569   $23,818,991
NET ASSETS CONSIST OF:
 Paid-in capital                      $42,163,569   $15,947,851
 Undistributed (overdistributed) net
   investment income                            0             0
 Undistributed net realized gain
   (loss) on investments                        0       976,174
 Net unrealized appreciation
   (depreciation) of investments                0     6,894,966
 Net unrealized appreciation
   (depreciation) of foreign
   currency transactions                        0             0
 Net unrealized appreciation
   (depreciation) of futures
   contracts                                    0             0
TOTAL NET ASSETS                      $42,163,569   $23,818,991
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE
Net Assets                            $42,163,569   $23,818,991
Shares outstanding                     42,163,603     1,316,622
Net asset value and offering price          $1.00        $18.09
INVESTMENT AT COST (NOTE 10)          $42,232,821   $17,417,083
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                                                    Large
                                                Asset       Corporate      Equity       Equity                     Company
                                             Allocation       Bond         Income        Value        Growth        Growth
                                                Fund         Fund(1)        Fund         Fund          Fund        Fund(1)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                   $ 1,672,256   $         0   $2,034,373   $   351,905   $ 1,068,202   $   39,083
 Interest                                      4,295,018     1,321,953      187,062        51,665       259,955       24,272
TOTAL INVESTMENT INCOME                        5,967,274     1,321,953    2,221,435       403,570     1,328,157       63,355
EXPENSES
 Advisory fees                                 1,152,381        87,894      791,587       116,209       658,836       65,721
 Administration fees                             247,853        29,297      127,550        25,910       139,129       17,924
 Shareholder servicing fees                      332,258             0            0        32,442       195,932            0
 Portfolio accounting fees                        92,667        19,141       47,929        45,477        78,666       18,880
 Custody                                               0         3,907       21,989         3,561        26,407        2,390
 Transfer agent                                  224,633        35,342       94,295        30,832       159,484       21,867
 Distribution fees                               161,346        48,830       88,004        17,424        85,727       29,874
 Legal and audit fees                             76,885        12,738       27,833        21,741        63,991        6,812
 Registration fees                                 2,141             0            0         1,945         1,657            0
 Directors' fees                                   4,018         1,620        2,503         4,028         1,293        1,620
 Shareholder reports                              16,488           816       10,957         2,751        11,450        2,103
 Other                                             8,083         4,387       15,367         2,314         3,196        3,469
TOTAL EXPENSES                                 2,318,753       243,972    1,228,014       304,634     1,425,768      170,660
Less: Waived fees and reimbursed expenses       (398,328)      (68,198)    (278,662)      (92,366)     (221,406)     (51,615)
Net Expenses                                   1,920,425       175,774      949,352       212,268     1,204,362      119,045
NET INVESTMENT INCOME (LOSS)                   4,046,849     1,146,179    1,272,083       191,302       123,795      (55,690)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                    7,407,467       (69,552)   1,883,661    (1,551,864)   10,638,775      (83,423)
 Foreign currency transactions                         0        18,068            0             0             0            0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS      7,407,467       (51,484)   1,883,661    (1,551,864)   10,638,775      (83,423)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                    6,204,795    (1,179,164)   3,863,205       569,740    10,407,812    8,206,260
 Foreign currency transactions                         0         4,458            0             0             0            0
 Financial futures transactions                   72,125             0            0             0             0            0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments                 6,276,920    (1,174,706)   3,863,205       569,740    10,407,812    8,206,260
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                  13,684,387    (1,226,190)   5,746,866      (982,124)   21,046,587    8,122,837
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $17,731,236   $   (80,011)  $7,018,949   $  (790,822)  $21,170,382   $8,067,147
----------------------------------------------------------------------------------------------------------------------------


                                               Money      Small Cap
                                               Market       Growth
                                                Fund         Fund
----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                   $        0   $   28,768
 Interest                                     1,768,904       51,565
TOTAL INVESTMENT INCOME                       1,768,904       80,333
EXPENSES
 Advisory fees                                  144,255      107,145
 Administration fees                             42,312       16,352
 Shareholder servicing fees                      53,893            0
 Portfolio accounting fees                       54,522       57,951
 Custody                                          8,475        2,745
 Transfer agent                                  27,765       22,871
 Distribution fees                                    0       13,157
 Legal and audit fees                            15,371       20,643
 Registration fees                                1,370            0
 Directors' fees                                  4,031        1,724
 Shareholder reports                              3,945        4,260
 Other                                              885       18,464
TOTAL EXPENSES                                  356,824      265,312
Less: Waived fees and reimbursed expenses       (71,025)    (135,102)
Net Expenses                                    285,799      130,210
NET INVESTMENT INCOME (LOSS)                  1,483,105      (49,877)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                          11    4,402,871
 Foreign currency transactions                        0            0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS            11    4,402,871
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                           0    5,150,330
 Foreign currency transactions                        0            0
 Financial futures transactions                       0            0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments                        0    5,150,330
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS                                         11    9,553,201
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $1,483,116   $9,503,324
----------------------------------------------------------------------------------------------------

(1) The Fund commenced operations on September 20, 1999.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        Asset Allocation Fund   Corporate Bond Fund              Equity Income Fund
                                                -----------------------------   -------------------   -----------------------------
                                                                                       From
                                                                                  Sept. 20, 1999
                                                   For the         For the         (commencement         For the         For the
                                                 Year Ended      Year Ended      of operations) to     Year Ended      Year Ended
                                                Dec. 31, 1999   Dec. 31, 1998      Dec. 31, 1999      Dec. 31, 1999   Dec. 31, 1998
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                            $156,240,933    $ 86,505,856        $         0       $ 86,068,731     $39,888,248
Operations:
 Net investment income (loss)                      4,046,849       3,009,495          1,146,179          1,272,083         930,041
 Net realized gain (loss) on sale of
   investments and foreign currency
   transactions                                    7,407,467       9,956,845            (51,484)         1,883,661         124,787
 Net change in unrealized appreciation
   (depreciation) of investments and
   translation of assets in foreign currency       6,204,795      14,560,276         (1,179,164)         3,863,205       9,270,806
 Net change in unrealized appreciation
   (depreciation) of forward foreign currency
   contracts                                               0               0              4,458                  0               0
 Net change in unrealized appreciation
   (depreciation) of futures                          72,125        (718,350)                 0                  0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         17,731,236      26,808,266            (80,011)         7,018,949      10,325,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                            (3,909,839)     (3,009,495)        (1,146,189)        (1,284,267)       (932,147)
 Net realized gain on sale of investments           (200,663)    (11,816,851)                 0                  0        (124,789)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                        71,043,067      44,467,683         70,873,232         38,101,683      37,717,863
 Reinvestment of dividends                         4,579,771      14,826,346          1,121,820          1,284,267       1,056,936
 Cost of shares redeemed                          (4,813,515)     (1,540,872)        (2,345,834)        (3,395,884)     (1,863,014)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS        70,809,323      57,753,157         69,649,218         35,990,066      36,911,785
NET INCREASE (DECREASE) IN NET ASSETS             84,430,057      69,735,077         68,423,018         41,724,748      46,180,483
NET ASSETS:
 ENDING NET ASSETS                              $240,670,990    $156,240,933        $68,423,018       $127,793,479     $86,068,731
SHARES ISSUED AND REDEEMED:
 Shares sold                                       5,092,781       3,380,397          7,089,778          2,229,286       2,522,285
 Shares issued in reinvestment of dividends          329,334       1,141,331            113,155             75,691          66,058
 Shares redeemed                                    (351,542)       (120,729)          (236,247)          (205,745)       (124,465)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING      5,070,573       4,400,999          6,966,686          2,099,232       2,463,878
Ending balance of undistributed net investment
 income                                         $    137,010    $          0        $    18,058       $          0     $         0
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Equity Value Fund
                                                -----------------------------

                                                   For the         For the
                                                 Year Ended      Year Ended
                                                Dec. 31, 1999   Dec. 31, 1999
----------------------------------------------  -----------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                             $11,071,528     $         0
Operations:
 Net investment income (loss)                        191,302          53,366
 Net realized gain (loss) on sale of
   investments and foreign currency
   transactions                                   (1,551,864)        (81,714)
 Net change in unrealized appreciation
   (depreciation) of investments and
   translation of assets in foreign currency         569,740         441,942
 Net change in unrealized appreciation
   (depreciation) of forward foreign currency
   contracts                                               0               0
 Net change in unrealized appreciation
   (depreciation) of futures                               0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                           (790,822)        413,594
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                              (186,534)        (53,366)
 Net realized gain on sale of investments                  0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                        19,315,350      11,413,266
 Reinvestment of dividends                           213,190          53,366
 Cost of shares redeemed                          (3,055,659)       (755,332)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS        16,472,881      10,711,300
NET INCREASE (DECREASE) IN NET ASSETS             15,495,525      11,071,528
NET ASSETS:
 ENDING NET ASSETS                               $26,567,053     $11,071,528
SHARES ISSUED AND REDEEMED:
 Shares sold                                       2,010,909       1,234,474
 Shares issued in reinvestment of dividends           22,806           5,850
 Shares redeemed                                    (315,799)        (80,781)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING      1,717,916       1,159,543
Ending balance of undistributed net investment
 income                                          $     4,768     $         0
----------------------------------------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,616,673 and "Shares sold" includes 239,403 as a result of the consolidation of the Life & Annuity Trust Strategic Growth Fund.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           Large Company
                                                         Growth Fund         Growth Fund               Money Market Fund
                                       -----------------------------   -----------------   -----------------------------
                                                                             From
                                                                        Sept. 20, 1999
                                          For the         For the        (commencement        For the         For the
                                        Year Ended      Year Ended     of operations) to    Year Ended      Year Ended
                                       Dec. 31, 1999   Dec. 31, 1998     Dec. 31, 1999     Dec. 31, 1999   Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                   $100,926,722    $ 71,943,868       $         0       $26,318,825    $ 14,787,628
Operations:
 Net investment income (loss)               123,795         437,253           (55,690)        1,483,105         807,850
 Net realized gain (loss) on sale of
   investments and foreign currency
   transactions                          10,638,775       3,245,542           (83,423)               11             551
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   assets in foreign currency            10,407,812      18,355,014         8,206,260                 0               0
 Net change in unrealized
   appreciation (depreciation) of
   forward foreign currency contracts             0               0                 0                 0               0
 Net change in unrealized
   appreciation (depreciation) of
   futures                                        0               0                 0                 0               0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                21,170,382      22,037,809         8,067,147         1,483,116         808,401
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                     (143,726)       (437,253)                0        (1,483,116)       (807,850)
 Net realized gain on sale of
   investments                                    0      (6,510,869)                0                 0            (551)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold               13,327,810      13,257,592        44,008,193        49,943,149      29,184,120
 Reinvestment of dividends                  178,395       6,948,122                 0         1,389,785         808,401
 Cost of shares redeemed                 (6,964,151)     (6,312,547)       (1,087,323)      (35,488,190)    (18,461,324)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS                             6,542,054      13,893,167        42,920,870        15,844,744      11,531,197
NET INCREASE (DECREASE) IN NET ASSETS    27,568,710      28,982,854        50,988,017        15,844,744      11,531,197
NET ASSETS:
 ENDING NET ASSETS                     $128,495,431    $100,926,722       $50,988,017       $42,163,569    $ 26,318,825
SHARES ISSUED AND REDEEMED:
 Shares sold                                612,846         729,308         4,344,118        49,943,177      29,184,121
 Shares issued in reinvestment of
   dividends                                  8,405         368,338                 0         1,389,786         808,531
 Shares redeemed                           (325,078)       (348,326)         (104,555)      (35,488,190)    (18,461,454)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                296,173         749,320         4,239,563        15,844,773      11,531,198
Ending balance of undistributed net
 investment income                     $          0    $          0       $         0       $         0    $          0
------------------------------------------------------------------------------------------------------------------------


                                                  Small Cap Growth Fund
                                       --------------------------------

                                           For the           For the
                                          Year Ended       Year Ended
                                       Dec. 31, 1999(1)   Dec. 31, 1998
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                     $ 13,294,779      $11,481,832
Operations:
 Net investment income (loss)                 (49,877)          39,314
 Net realized gain (loss) on sale of
   investments and foreign currency
   transactions                             4,402,871       (3,079,073)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   assets in foreign currency               5,150,330        1,006,437
 Net change in unrealized
   appreciation (depreciation) of
   forward foreign currency contracts               0                0
 Net change in unrealized
   appreciation (depreciation) of
   futures                                          0                0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   9,503,324       (2,033,322)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                              0          (39,617)
 Net realized gain on sale of
   investments                                      0                0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                  4,726,759        6,332,722
 Reinvestment of dividends                          0           39,617
 Cost of shares redeemed                   (3,705,871)      (2,486,453)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS                               1,020,888        3,885,886
NET INCREASE (DECREASE) IN NET ASSETS      10,524,212        1,812,947
NET ASSETS:
 ENDING NET ASSETS                       $ 23,818,991      $13,294,779
SHARES ISSUED AND REDEEMED:
 Shares sold                                  413,588          515,865
 Shares issued in reinvestment of
   dividends                                        0            3,641
 Shares redeemed                             (318,587)        (197,147)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                   95,001          322,359
Ending balance of undistributed net
 investment income                       $          0      $         0
------------------------------------------------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,616,673 and "Shares sold" includes 239,403 as a result of the consolidation of the Life & Annuity Trust Strategic Growth Fund.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                       Asset Allocation Fund
                                                              --------------------------------------------------------------
                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                                                    1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                           $   13.45    $   11.99     $  11.42     $  11.27     $   9.71
  Net investment income (loss)                                     0.27         0.34         0.60         0.56         0.55
  Net realized and unrealized gain (loss) on investments           0.97         2.60         1.73         0.69         2.21
  Dividends from net investment income                            (0.26)       (0.34)       (0.60)       (0.56)       (0.55)
  Distributions from net realized gains                           (0.01)       (1.14)       (1.16)       (0.54)       (0.65)
  Return of capital                                                0.00         0.00         0.00         0.00         0.00
                                                              ---------    ---------     --------     --------     --------
ENDING NET ASSET VALUE PER SHARE                              $   14.42    $   13.45     $  11.99     $  11.42     $  11.27
                                                              =========    =========     ========     ========     ========
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                    2.05%        2.62%        5.20%        5.34%        5.58%
  Net expenses                                                    0.97%        0.92%        0.80%        0.69%        0.41%
  Gross expenses(1)                                               1.17%        1.11%        0.85%        0.80%        1.22%
----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                   9.33%       25.26%       20.88%       11.46%       28.95%
Portfolio turnover rate                                             30%          29%         156%           4%          97%
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                   $ 240,671    $ 156,241     $ 86,506     $ 51,797     $ 25,467
----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                   Corporate
                                                                   Bond Fund                                   Equity Income Fund
                                                              --------------   --------------------------------------------------
                                                                   Sept. 20,                                               May 6,
                                                                     1999(3)   Year Ended   Year Ended   Year Ended       1996(3)
                                                                 to Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,   to Dec. 31,
                                                                        1999         1999         1998         1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                              $  10.00      $   16.00     $  13.68     $  10.91      $ 10.00
  Net investment income (loss)                                       0.16           0.17         0.18         0.14         0.08
  Net realized and unrealized gain (loss) on investments            (0.18)          1.09         2.34         2.79         0.92
  Dividends from net investment income                              (0.16)         (0.17)       (0.18)       (0.14)       (0.08)
  Distributions from net realized gains                              0.00           0.00        (0.02)       (0.02)       (0.01)
  Return of capital                                                  0.00           0.00         0.00         0.00         0.00
                                                                 --------      ---------     --------     --------      -------
ENDING NET ASSET VALUE PER SHARE                                 $   9.82      $   17.09     $  16.00     $  13.68      $ 10.91
                                                                 ========      =========     ========     ========      =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                      5.87%          1.16%        1.47%        1.85%        2.31%
  Net expenses                                                      0.90%          0.86%        0.80%        0.80%        0.80%
  Gross expenses(1)                                                 1.25%          1.12%        1.10%        1.34%        2.51%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                    (0.16%)         7.90%       18.42%       26.90%        9.95%
Portfolio turnover rate                                               59%             5%           2%           3%           4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                      $ 68,423      $ 127,793     $ 86,069     $ 39,888      $ 9,415
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                               Equity Value Fund                                                      Growth Fund
                                        ------------------------   --------------------------------------------------------------
                                                          May 1,
                                        Year Ended       1998(3)   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                          Dec. 31,   to Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                              1999          1998         1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE      $   9.55     $  10.00     $   20.05    $   16.79     $  15.34     $  12.91     $  10.30
  Net investment income (loss)               0.08         0.07          0.02         0.09         0.19         0.20         0.22
  Net realized and unrealized gain
    (loss) on investments                   (0.32)       (0.45)         4.06         4.65         2.48         2.68         2.77
  Dividends from net investment income      (0.08)       (0.07)        (0.03)       (0.09)       (0.19)       (0.20)       (0.22)
  Distributions from net realized
    gains                                    0.00         0.00          0.00        (1.39)       (1.03)       (0.25)       (0.16)
  Return of capital                          0.00         0.00          0.00         0.00         0.00         0.00         0.00
                                         --------     --------     ---------    ---------     --------     --------     --------
ENDING NET ASSET VALUE PER SHARE         $   9.23     $   9.55     $   24.10    $   20.05     $  16.79     $  15.34     $  12.91
                                         ========     ========     =========    =========     ========     ========     ========
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)              0.96%        1.54%         0.11%        0.51%        1.19%        1.53%        2.05%
  Net expenses                              1.06%        1.09%         1.07%        1.04%        0.65%        0.60%        0.43%
  Gross expenses(1)                         1.53%        2.52%         1.27%        1.18%        1.01%        1.12%        2.02%
--------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                            (2.48%)      (3.76%)       20.41%       28.81%       17.33%       22.44%       29.19%
Portfolio turnover rate                      139%          27%           54%          69%         124%          95%          84%
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                               $ 26,567     $ 11,072     $ 128,495    $ 100,927     $ 71,944     $ 33,381     $ 10,920
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                           Large
                                                         Company
                                                     Growth Fund                                                Money Market Fund
                                              ------------------   --------------------------------------------------------------
                                                       Sept. 20,
                                                         1999(3)   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     to Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,
                                                            1999         1999         1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                $  10.00         $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
  Net investment income (loss)                        (0.01)            0.04         0.05         0.05         0.05        0.05
  Net realized and unrealized gain (loss) on
    investments                                        2.04             0.00         0.00         0.00         0.00        0.00
  Dividends from net investment income                 0.00            (0.04)       (0.05)       (0.05)       (0.05)      (0.05)
  Distributions from net realized gains                0.00             0.00         0.00         0.00         0.00        0.00
  Return of capital                                    0.00             0.00         0.00         0.00         0.00        0.00
                                                   --------         --------     --------     --------     --------     -------
ENDING NET ASSET VALUE PER SHARE                   $  12.03         $   1.00     $   1.00     $   1.00     $   1.00     $  1.00
                                                   ========         ========     ========     ========     ========     =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                       (0.47%)           4.45%        4.62%        4.95%        4.64%       5.15%
  Net expenses                                        1.00%            0.86%        0.82%        0.53%        0.51%       0.42%
  Gross expenses(1)                                   1.43%            1.07%        1.28%        1.07%        1.22%       3.83%
-------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                      20.30%            4.46%        4.77%        5.04%        4.72%       5.41%
Portfolio turnover rate                                  0%              N/A          N/A          N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)        $ 50,988         $ 42,164     $ 26,319     $ 14,788     $ 12,667     $ 5,823
-------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                        Small Cap Growth Fund
                                                              ---------------------------------------------------------------
                                                              Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
                                                                Dec. 31,     Dec. 31,     Dec. 31,     Dec. 31,      Dec. 31,
                                                                    1999         1998         1997         1996          1995
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                            $  10.88     $  12.77     $  13.50     $ 11.21       $ 10.00
  Net investment income (loss)                                    (0.04)        0.03         0.01        0.02          0.06
  Net realized and unrealized gain (loss) on investments           7.25        (1.89)        1.24        3.51          1.54
  Dividends from net investment income                             0.00        (0.03)       (0.01)      (0.02)        (0.06)
  Distributions from net realized gains                            0.00         0.00        (1.59)      (1.22)        (0.33)
  Return of capital                                                0.00         0.00        (0.38)       0.00          0.00
                                                               --------     --------     --------     -------       -------
ENDING NET ASSET VALUE PER SHARE                               $  18.09     $  10.88     $  12.77     $ 13.50       $ 11.21
                                                               ========     ========     ========     =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                   (0.37%)       0.31%        0.07%       0.16%         1.02%
  Net expenses                                                    0.95%        0.80%        0.80%       0.80%         0.80%
  Gross expenses(1)                                               1.94%        1.51%        1.88%       2.82%         5.38%
-----------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                  66.27%      (14.47%)       9.87%      31.47%        15.95%
Portfolio turnover rate                                            314%         135%         209%        195%           51%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                    $ 23,819     $ 13,295     $ 11,482     $ 6,091       $ 2,027
-----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(3) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eight separate diversified funds (each, a "Fund", collectively, the "Funds"): the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds ("Select") approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds. Effective on the close of business September 17, 1999 the LAT and/or Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

LIFE & ANNUITY TRUST FUND            NORWEST SELECT FUND                  WELLS FARGO VARIABLE TRUST FUND
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                                     Asset Allocation Fund*
U.S. Government Allocation Fund      Income Fund                          Corporate Bond Fund***
                                     Income Equity Fund                   Equity Income Fund**
Equity Value Fund                                                         Equity Value Fund*
Growth Fund                                                               Growth Fund*
                                     ValuGrowth Stock Fund                Large Company Growth Fund***
Money Market Fund                                                         Money Market Fund*
Strategic Growth Fund                Small Company Stock Fund             Small Cap Growth Fund**

---------------
 * LAT Fund accounting survivor
 ** Select Fund accounting survivor
*** New Fund. No accounting survivor

Concurrent with the reorganization of the LAT Strategic Growth Fund and the Norwest Select Small Company Stock Fund into the Wells Fargo Variable Trust Small Cap Growth Fund, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all the net assets of the LAT Strategic Growth Fund and Norwest Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673 million, including $270,587 of unrealized appreciation) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The Select Small Company Stock Fund, as accounting survivor, exchanged its shares at a rate of one for one carrying all of its assets and liabilities (valued at $12,170,942) into the Wells Fargo Variable Trust Small Cap Growth Fund.

The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from the LAT and Select Trust Funds, but have a different investment objective, among other operating differences, than those respective LAT and Select Trust Funds. Thus, the Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the

NOTES TO FINANCIAL STATEMENTS

financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities for all Funds, with the exception of the Money Market Fund, are valued at the close of each business day. Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method which involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date [except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date]. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS

The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial

NOTES TO FINANCIAL STATEMENTS

margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts.

Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On December 31, 1999, the Asset Allocation Fund held the following long futures contracts:

                                                                                         Notional       Net Unrealized
CONTRACTS                                            Type          Expiration Date    Contract Value     Appreciation
----------------------------------------------------------------------------------------------------------------------
11                                              S & P 500 Index         March 2000        $4,081,550           $72,125

The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $250,000.

Forward Foreign Currency Contract

At December 31, 1999, the Corporate Bond Fund had entered into a forward foreign currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell EURO$538,000 and receive $545,155 on February 9, 2000. Net unrealized appreciation of $4,573 on this contract is included in the accompanying financial statements. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.

Reclassification of Capital Accounts

On the statement of assets and liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows:

                                                                Undistributed Net    Net Realized
                                                                Investment Income     Gain/Loss      Paid in Capital
--------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                                                        18,068       (18,068)                0
Equity Income Fund                                                         12,184       (12,184)                0
Growth Fund                                                                19,932       (13,417)           (6,515)
Large Company Growth Fund                                                  55,690             0           (55,690)
Money Market Fund                                                              11           (11)                0
Small Cap Growth Fund                                                      49,877       (51,403)            1,526

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, for the Growth, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

NOTES TO FINANCIAL STATEMENTS

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Federal Income Taxes

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1999.

For tax purposes, the Corporate Bond, Equity Value, and Large Company Growth Funds have current year deferred post-October capital losses of $35,028, $52,061 and $83,423, respectively. These losses will be realized for tax purposes on the first day of the succeeding year. The following Funds had estimated net capital loss carryforwards at December 31, 1999, which are available to offset future net realized capital gains:

                                                                                                               Capital Loss
        DATE                                    Fund                                    Year Expires           Carryforwards
----------------------------------------------------------------------------------------------------------------------------
December 31, 1999       Corporate Bond                                                      2007                   $34,524
December 31, 1999       Equity Value                                                        2006                    79,556
                        Equity Value                                                        2007                 1,202,701
December 31, 1999       Small Cap Growth                                                    2005                 3,248,572
                        Small Cap Growth                                                    2006                   582,614

The Small Cap Growth Fund has an annual capital loss carryforward application limit of $645,910 as a result of its reorganization.

3.   ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                             % of Average
                            FUND                                         Daily Net Assets
-----------------------------------------------------------------------------------------
Asset Allocation Fund                                                         0.55
Corporate Bond Fund                                                           0.45
Equity Income Fund                                                            0.55
Equity Value Fund                                                             0.55
Growth Fund                                                                   0.55
Large Company Growth Fund                                                     0.55
Money Market Fund                                                             0.40
Small Cap Growth Fund                                                         0.75

Prior to September 20, 1999 the Trust had entered into separate advisory contracts on behalf of all the Funds, except the Equity Income and Small Cap Growth Funds, with WFB. Pursuant to the contracts, WFB had agreed to provide the Funds with daily portfolio management. Under the old contracts with the Asset Allocation, Equity Value, and Growth Funds, WFB was entitled to a monthly advisory fee at an annual rate of 0.60% of each Fund's average daily net assets. Under the old

NOTES TO FINANCIAL STATEMENTS

contract with the Money Market Fund, WFB was entitled to a monthly advisory fee at an annual rate of 0.45% of the Fund's average daily net assets. Prior to September 20, 1999 the investment adviser to the Equity Income and Small Cap Growth Funds was Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. The Adviser received an annual advisory fee from each Fund at an annual rate of 0.80% of the average daily net assets of the respective Fund.

Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion. Prior to September 20, 1999 the Equity Value, Growth, and Money Market Funds were charged at the same annual rates.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-adviser to the Asset Allocation Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $900 million and 0.10% of its average daily net assets in excess of $900 million. Prior to September 20, 1999, the Asset Allocation Fund was charged at the same annual rates.

Peregrine Capital Management Incorporated acts as sub-adviser to the Large Company Growth Fund. Peregrine is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4.   DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, excluding the Money Market Fund, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens, Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended December 31, 1999 are disclosed on the Statement of Operations.

5.   ADMINISTRATION

The Trust has entered into administration agreements on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

Prior to September 20, 1999, the Administrator for the Equity Income and Small Cap Growth Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.05% of each Fund's average daily net assets. Prior to March 25, 1999, the Asset Allocation, Equity Value, Growth, and Money Market Funds retained WFB as administrator and Stephens Inc. as co-administrator. For these services, WFB and Stephens Inc. were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS

6.   TRANSFER AGENT

The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

Prior to September 20, 1999, Norwest provided transfer agency, custody, and shareholder services for the Equity Income and Small Cap Growth Funds at an annual rate of 0.08% of the average daily net assets of each Fund. Prior to July 17, 1999, WFB provided transfer agency services for the Asset Allocation, Equity Value, and Growth Funds at an annual rate of 0.14% of the average daily net assets of each Fund, and for the Money Market Fund at an annual rate of 0.10% of the average daily net assets of the Fund.

7.   SHAREHOLDER SERVICING

Prior to September 20, 1999 the Asset Allocation, Equity Value, Growth, and Money Market Funds were charged 0.25% of each Fund's average daily net assets for shareholder services.

8.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. WFB provides sub-portfolio accounting services to the Asset Allocation, Equity Value, Growth, and Money Market Funds. For these services WFB is entitled to receive a fixed monthly fee plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to September 20, 1999, the Trust entered into contracts on behalf of the Asset Allocation, Equity Value, Growth, and Money Market Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Trust has entered into contracts on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Norwest Bank Minnesota, N.A. ("Norwest"), whereby Norwest is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to September 20, 1999 the Equity Value, Growth, and Money Market Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund. The Equity Income and Small Cap Growth Funds had Norwest serve as the custodian. For its custody services, in addition to shareholder servicing and transfer agent services, Norwest was entitled to receive a fee at an annual rate of 0.08% of the average daily net assets of each Fund.

BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to it. Prior to September 20, 1999 BGI performed the same services above for the Asset Allocation Fund and was not entitled to receive compensation so long as BGFA was entitled to receive compensation for providing investment sub-advisory services to the Fund.

Certain officers of the Trust are also officers of Stephens. As of December 31, 1999, Stephens owned 4,147 shares of the Asset Allocation Fund, 3,428 shares of the Corporate Bond Fund, 10,148 shares of the Equity Value Fund, 3,119 shares of the Growth Fund, no shares of the Equity Income Fund, no shares of the Large Company Growth Fund, 32,362 shares of the Money Market Fund, and 16,148 shares of the Small Cap Growth Fund.

9.   WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended December 31, 1999, were waived by WFB or FAdS. Waived fees and reimbursed expenses continue at the discretion of WFB.

NOTES TO FINANCIAL STATEMENTS

                                                              Fees Waived   Expenses Reimbursed   Fees Waived
                            FUND                                by FAdS         by Stephens         by WFB      Total Fees Waived
---------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                                  $0                    $0      $398,328            $398,328
Corporate Bond Fund                                                     0                     0        68,198              68,198
Equity Income Fund                                                 74,748                     0       203,914             278,662
Equity Value Fund                                                       0                     0        92,366              92,366
Growth Fund                                                             0                     0       221,406             221,406
Large Company Growth Fund                                               0                     0        51,615              51,615
Money Market Fund                                                       0                     0        71,025              71,025
Small Cap Growth Fund                                               8,460                16,898       109,744             135,102

10.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government Securities, for each Fund for the year or period ended December 31, 1999, were as follows:

                                                                Purchases
               AGGREGATE PURCHASES AND SALES                     at Cost              Sales Proceeds
----------------------------------------------------------------------------------------------------
Asset Allocation Fund                                          $123,363,443            $57,693,750
Corporate Bond Fund                                             107,106,667             39,293,555
Equity Income Fund                                               40,145,530              4,877,969
Equity Value Fund                                                41,597,026             26,098,628
Growth Fund                                                      65,129,388             57,751,238
Large Company Growth Fund                                        40,988,151                      0
Small Cap Growth Fund                                            41,974,422             40,866,447

The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND
SHAREHOLDERS OF WELLS FARGO VARIABLE TRUST FUNDS:

     We have audited the accompanying statements of assets and liabilities of Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, Large Company Growth Fund, Money Market Fund and Small Cap Growth Fund, portfolios of Wells Fargo Variable Trust Funds, including the schedules of investments, as of December 31, 1999, and the related statements of operations for the year then ended for Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, Money Market Fund and Small Cap Growth Fund, and for the period from September 20, 1999 (commencement of operations) to December 31, 1999 for Corporate Bond Fund and Large Company Growth Fund, the statements of changes in net assets for each of the years in the two-year period then ended for Asset Allocation Fund, Equity Income Fund, Growth Fund, Money Market Fund and Small Cap Growth Fund, the year ended December 31, 1999 and the period from May 1, 1998 (commencement of operations) to December 31, 1998 for the Equity Value Fund and the period from September 20, 1999 (commencement of operations) to December 31, 1999 for Corporate Bond Fund and Large Company Growth Fund and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, Large Company Growth Fund, Money Market Fund and Small Cap Growth Fund as of December 31, 1999, the results of their operations, changes in their net assets and their financial highlights for the years or periods presented above in conformity with generally accepted accounting principles.

                                         /s/ KPMG LLP

San Francisco, California
February 2, 2000

                             LIST OF ABBREVIATIONS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

    ABAG         --  Association of Bay Area Governments
    ADR          --  American Depository Receipts
    AMBAC        --  American Municipal Bond Assurance Corporation
    AMT          --  Alternative Minimum Tax
    ARM          --  Adjustable Rate Mortgages
    BART         --  Bay Area Rapid Transit
    CDA          --  Community Development Authority
    CDSC         --  Contingent Deferred Sales Charge
    CGIC         --  Capital Guaranty Insurance Company
    CGY          --  Capital Guaranty Corporation
    CMT          --  Constant Maturity Treasury
    COFI         --  Cost of Funds Index
    CONNIE LEE   --  Connie Lee Insurance Company
    COP          --  Certificate of Participation
    CP           --  Commercial Paper
    CTF          --  Common Trust Fund
    DW&P         --  Department of Water & Power
    DWR          --  Department of Water Resources
    EDFA         --  Education Finance Authority
    FGIC         --  Financial Guaranty Insurance Corporation
    FHA          --  Federal Housing Authority
    FHLB         --  Federal Home Loan Bank
    FHLMC        --  Federal Home Loan Mortgage Corporation
    FNMA         --  Federal National Mortgage Association
    FRN          --  Floating Rate Notes
    FSA          --  Financial Security Assurance, Inc.
    GNMA         --  Government National Mortgage Association
    GO           --  General Obligation
    HFA          --  Housing Finance Authority
    HFFA         --  Health Facilities Financing Authority
    IDA          --  Industrial Development Authority
    LIBOR        --  London Interbank Offered Rate
    LLC          --  Limited Liability Corporation
    LOC          --  Letter of Credit
    LP           --  Limited Partnership
    MBIA         --  Municipal Bond Insurance Association
    MFHR         --  Multi-Family Housing Revenue
    MUD          --  Municipal Utility District
    MTN          --  Medium Term Note
    PCFA         --  Pollution Control Finance Authority
    PCR          --  Pollution Control Revenue
    PFA          --  Public Finance Authority
    PLC          --  Private Placement
    PSFG         --  Public School Fund Guaranty
    RAW          --  Revenue Anticipation Warrants
    RDA          --  Redevelopment Authority
    RDFA         --  Redevelopment Finance Authority
    R&D          --  Research & Development
    SFMR         --  Single Family Mortgage Revenue
    TBA          --  To Be Announced
    TRAN         --  Tax Revenue Anticipation Notes
    USD          --  Unified School District
    V/R          --  Variable Rate
    WEBS         --  World Equity Benchmark Shares

                                                           ---------------------
                                                                     PRSRT
                                                                    STANDARD
                                                                  U.S. POSTAGE
American Skandia Life                                                 PAID
Assurance Company                                                    B.F.C.
Tower One Corporate Drive                                         MAILED FROM
Shelton, CT 06484                                                ZIP CODE 07102
                                                           ---------------------

This report and the financial statements contained herein are submitted for the general information of the contract holders of the Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity, and the Stagecoach Variable Annuity Flex. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-680-8920. Read the prospectus carefully before you invest.

Printed on Recycled Paper         (C)1999 American Skandia         AR 014 (2/00)